UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

 ==============================================================

      ANNUAL REPORT
      USAA HIGH INCOME FUND
      FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
      JULY 31, 2013

 ==============================================================

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

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PRESIDENT'S MESSAGE

"THE DECLINE WAS INSTRUCTIVE BECAUSE
IT REVEALED HOW ATTACHED INVESTORS                 [PHOTO OF DANIEL S. McNAMARA]
HAD BECOME TO FED STIMULUS."

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AUGUST 2013

If there was any doubt the Federal Reserve's (the Fed) stimulus programs were driving the performance of the U.S. stock and bond markets, it was greatly diminished during the reporting period. Just a hint of eventual Fed tapering sparked a broad selloff in the financial markets during June. The decline was instructive because it revealed how attached investors had become to rely on the Fed's stimulus policies. The Fed's bond-buying programs have pushed down interest rates and driven bond prices higher. Lower interest rates, meanwhile, have incentivized investors to seek higher returns in riskier asset classes, such as stocks and corporate bonds.

In response to the selloff, the Fed moved quickly to remind investors it would not raise short-term interest rates until it became clear that economic growth was self-sustaining. The Fed also said it could change the terms of its quantitative easing programs if the economy takes an unexpected turn, such as strong growth or renewed weakness. (The term quantitative easing is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.) In fact, I believe that the economy is weaker at the time of this writing than when the Fed expanded quantitative easing in 2012. Furthermore, inflation pressures remain modest. As a result, the Fed is likely to continue its quantitative easing programs for some time, though I believe it may purchase fewer securities if market conditions are favorable. However, with a change in leadership coming at the end of 2013, Fed Chairman Ben Bernanke may seek -- economic conditions permitting -- to preserve his legacy by setting the stage for future tapering.

Although interest rates increased during the reporting period, they remain exceptionally low by historical measures. I think investors have less to fear from gradually rising interest rates than they do from a return to low rates, which some believe could be caused by a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to

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

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see a decrease in their principal (bond prices move in the opposite direction of interest rates), but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments. However, it is important to remember that the fixed-income market is not a "bond" market. It is a market of bonds, which includes U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. Many of these fixed-income asset classes perform differently from each other.

Within equities, the selloff was relatively short lived and stocks reached new highs just after the end of the reporting period. However, only about a third of the gains can be attributed to earnings and dividend growth. Much of price appreciation seems to be the result of higher valuations or multiple expansion. While we believe current valuations are fair, 2008 should be a reminder that investor preferences can change. Increasing valuations that are not supported by earnings growth could decline in the future.

In this environment, I think it's more important than ever to keep emotion out of the investment process. Shareholders should have an investment plan, remain disciplined and hold diversified portfolios directly tied to their objectives, risk tolerance and time horizon. If you think you might be over-allocated to your fixed-income portfolio, you should reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. USAA advisors are available to help you free of charge if you have questions or need assistance updating your investment plan.

Though no one really knows what lies ahead, you can rest assured that we will continue to monitor Fed policy and the many factors shaping the performance of the financial markets. From all of us here at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Distributions to Shareholders                                             15

    Report of Independent Registered Public Accounting Firm                   16

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         38

    Financial Statements                                                      42

    Notes to Financial Statements                                             45

EXPENSE EXAMPLE                                                               64

ADVISORY AGREEMENT(S)                                                         66

TRUSTEES' AND OFFICERS' INFORMATION                                           71

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA HIGH INCOME FUND'S (THE FUND) INVESTMENT OBJECTIVE IS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                     [PHOTO OF JULIANNE BASS]
    MATTHEW FREUND, CFA                           JULIANNE BASS, CFA
    USAA Asset Management Company                 USAA Asset Management Company

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o  HOW DID THE USAA HIGH INCOME FUND (THE FUND SHARES) PERFORM DURING THE
   REPORTING PERIOD?

   The Fund Shares provided a total return of 12.39% for the reporting period. This compares to returns of 9.93% for the Lipper High Current Yield Bond Funds Index and 9.42% for the Credit Suisse High Yield Index. At the same time, the Fund Shares provided a one-year dividend yield of 6.04%, compared to 5.86% for the Lipper High Current Yield Bond Funds Average.

   High-yield securities are a hybrid asset class, sharing some characteristics with both stocks and bonds. Over time shareholders should expect that the Fund's return will fall between these two major asset classes, which can provide long-term investors with a significant diversification advantage.

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   When the reporting period began, market sentiment was dominated by concerns about the upcoming presidential election as well as the potential impact of the fiscal cliff (scheduled tax increases) and

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
   o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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2  | USAA HIGH INCOME FUND

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                    o HYBRID ASSET CLASS COMPARATIVE RETURNS o

                [CHART OF HYBRID ASSET CLASS COMPARATIVE RETURNS]

                                          USAA HIGH INCOME       CITIGROUP 10-YEAR
                     S&P 500 INDEX          FUND SHARES         U.S. TREASURY INDEX
08/01/12                     0%                    0%                     0%
08/02/12                 -0.73                     0                   0.56
08/03/12                  1.17                  0.24                  -0.31
08/06/12                  1.41                  0.47                  -0.13
08/07/12                  1.93                  0.47                  -0.74
08/08/12                  2.03                  0.59                  -0.88
08/09/12                  2.11                  0.59                  -0.95
08/10/12                  2.34                  0.71                  -0.60
08/13/12                  2.23                  0.59                  -0.63
08/14/12                  2.24                  0.59                  -1.25
08/15/12                  2.39                  0.71                  -1.98
08/16/12                  3.12                  0.71                  -2.25
08/17/12                  3.32                  0.83                  -2.03
08/20/12                  3.32                  0.83                  -2.01
08/21/12                  2.96                  0.95                  -1.93
08/22/12                  2.99                  1.07                  -1.19
08/23/12                  2.16                  1.19                  -0.72
08/24/12                  2.83                  1.30                  -0.82
08/27/12                  2.78                  1.30                  -0.53
08/28/12                  2.71                  1.42                  -0.38
08/29/12                  2.82                  1.42                  -0.58
08/30/12                  2.03                  1.42                  -0.26
08/31/12                  2.55                  1.66                   0.25
09/04/12                  2.34                  1.66                   0.12
09/05/12                  2.35                  1.78                  -0.01
09/06/12                  4.45                  2.02                  -0.72
09/07/12                  4.88                  2.38                  -0.64
09/10/12                  4.24                  2.38                  -0.78
09/11/12                  4.57                  2.73                  -0.90
09/12/12                  4.82                  3.09                  -1.50
09/13/12                  6.54                  3.33                  -1.41
09/14/12                  6.96                  3.81                  -2.41
09/17/12                  6.64                  3.81                  -2.14
09/18/12                  6.50                  3.81                  -1.90
09/19/12                  6.63                  3.93                  -1.64
09/20/12                  6.59                  3.93                  -1.59
09/21/12                  6.58                  3.93                  -1.43
09/24/12                  6.34                  3.81                  -1.06
09/25/12                  5.24                  3.57                  -0.70
09/26/12                  4.65                  3.12                  -0.12
09/27/12                  5.67                  3.36                  -0.33
09/28/12                  5.20                  3.24                  -0.30
10/01/12                  5.48                  3.48                  -0.14
10/02/12                  5.58                  3.60                  -0.06
10/03/12                  5.99                  3.72                  -0.12
10/04/12                  6.75                  3.96                  -0.52
10/05/12                  6.75                  4.08                  -1.11
10/08/12                  6.38                  4.08                  -1.09
10/09/12                  5.33                  4.08                  -1.00
10/10/12                  4.69                  4.08                  -0.73
10/11/12                  4.73                  4.32                  -0.60
10/12/12                  4.42                  4.32                  -0.47
10/15/12                  5.26                  4.56                  -0.46
10/16/12                  6.34                  4.80                  -0.95
10/17/12                  6.79                  5.15                  -1.75
10/18/12                  6.54                  5.27                  -1.89
10/19/12                  4.78                  5.15                  -1.36
10/22/12                  4.82                  5.15                  -1.59
10/23/12                  3.31                  4.80                  -1.32
10/24/12                  2.99                  4.80                  -1.4
10/25/12                  3.3                   4.8                   -1.86
10/26/12                  3.23                  4.8                   -1.19
10/29/12                  3.23                  4.8                   -0.91
10/30/12                  3.23                  4.8                   -0.9
10/31/12                  3.25                  4.78                  -0.59
11/01/12                  4.39                  4.9                   -0.83
11/02/12                  3.41                  4.9                   -0.92
11/05/12                  3.64                  4.9                   -0.55
11/06/13                  4.46                  5.02                  -1.04
11/07/13                  2.08                  4.78                  -0.09
11/08/13                  0.83                  4.66                   0.31
11/09/13                  1.01                  4.53                   0.48
11/12/12                  1.02                  4.53                   0.49
11/13/12                  0.65                  4.29                   0.68
11/14/12                 -0.71                  4.17                   0.7
11/15/12                 -0.86                  3.81                   0.7
11/16/12                 -0.37                  3.81                   0.83
11/19/12                  1.62                  4.17                   0.51
11/20/12                  1.69                  4.29                   0.13
11/21/12                  1.93                  4.29                  -0.16
11/22/12                  1.93                  4.29                  -0.16
11/23/12                  3.27                  4.53                  -0.21
11/26/12                  3.07                  4.53                   0.07
11/27/12                  2.54                  4.66                   0.25
11/28/12                  3.37                  4.75                   0.51
11/29/12                  3.83                  4.99                   0.48
11/30/12                  3.85                  5.11                   0.57
12/03/12                  3.36                  5.11                   0.43
12/04/12                  3.18                  5.24                   0.59
12/05/12                  3.38                  5.48                   0.78
12/06/12                  3.75                  5.72                   0.87
12/07/12                  4.06                  5.98                   0.46
12/10/12                  4.1                   6.1                    0.57
12/11/12                  4.78                  6.22                   0.28
12/12/12                  4.85                  6.47                  -0.17
12/13/12                  4.21                  6.47                  -0.46
12/14/12                  3.78                  6.47                  -0.28
12/17/12                  5.02                  6.59                  -0.74
12/18/12                  6.23                  6.71                  -1.32
12/19/12                  5.42                  6.83                  -1.05
12/20/12                  6.02                  6.83                  -1.04
12/21/12                  5.04                  6.71                  -0.62
12/24/12                  4.79                  6.71                  -0.81
12/26/12                  4.29                  6.83                  -0.66
12/27/12                  4.19                  6.83                  -0.28
12/28/12                  3.04                  6.83                  -0.19
12/31/12                  4.79                  6.96                  -0.46
01/02/13                  7.47                  7.45                  -1.32
01/03/13                  7.25                  7.57                  -1.88
01/04/13                  7.77                  7.82                  -2.01
01/07/13                  7.43                  7.94                  -1.89
01/08/13                  7.12                  8.07                  -1.59
01/09/13                  7.41                  8.31                  -1.43
01/10/13                  8.23                  8.31                  -1.8
01/11/13                  8.23                  8.56                  -1.6
01/14/13                  8.13                  8.56                  -1.43
01/15/13                  8.25                  8.56                  -1.19
01/16/13                  8.29                  8.68                  -1.14
01/17/13                  8.9                   8.93                  -1.58
01/18/13                  9.27                  9.05                  -1.32
01/21/13                  9.27                  9.05                  -1.31
01/22/13                  9.76                  9.18                  -1.21
01/23/13                  9.93                  9.3                   -1.17
01/24/13                  9.93                  9.43                  -1.26
01/25/13                 10.53                  9.55                  -2.18
01/28/13                 10.33                  9.43                  -2.39
01/29/13                 10.9                   9.38                  -2.51
01/30/13                 10.49                  9.26                  -2.68
01/31/13                 10.22                  9.01                  -2.48
02/01/13                 11.33                  9.26                  -2.72
02/04/13                 10.05                  9.01                  -2.34
02/05/13                 11.21                  9.14                  -2.68
02/06/13                 11.28                  9.14                  -2.27
02/07/13                 11.13                  9.01                  -2.14
02/08/13                 11.75                  9.01                  -2.17
02/11/13                 11.69                  9.01                  -2.09
02/12/13                 11.88                  9.14                  -2.4
02/13/13                 11.99                  9.26                  -2.7
02/14/13                 12.08                  9.38                  -2.29
02/15/13                 11.98                  9.51                  -2.33
02/18/13                 11.98                  9.51                  -2.31
02/19/13                 12.82                  9.51                  -2.48
02/20/13                 11.42                  9.51                  -2.43
02/21/13                 10.74                  9.51                  -2.05
02/22/13                 11.73                  9.63                  -1.97
02/25/13                  9.69                  9.63                  -1.34
02/26/13                 10.37                  9.69                  -1.2
02/27/13                 11.81                  9.82                  -1.4
02/28/13                 11.71                  9.94                  -1.25
03/01/13                 11.98                 10.07                  -0.94
03/04/13                 12.49                 10.07                  -1.12
03/05/13                 13.57                 10.19                  -1.27
03/06/13                 13.73                 10.32                  -1.66
03/07/13                 13.95                 10.44                  -2.13
03/08/13                 14.47                 10.57                  -2.69
03/11/13                 14.85                 10.69                  -2.68
03/12/13                 14.58                 10.82                  -2.38
03/13/13                 14.77                 10.82                  -2.34
03/14/13                 15.41                 11.06                  -2.48
03/15/13                 15.23                 11.06                  -2.15
03/18/13                 14.59                 11.06                  -1.75
03/19/13                 14.32                 11.06                  -1.33
03/20/13                 15.08                 11.06                  -1.59
03/21/13                 14.13                 11.06                  -1.52
03/22/13                 14.95                 11.19                  -1.36
03/25/13                 14.57                 11.19                  -1.36
03/26/13                 15.5                  11.19                  -1.28
03/27/13                 15.44                 11.21                  -0.78
03/28/13                 15.9                  11.33                  -0.86
03/29/13                 15.9                  11.33                  -0.84
04/01/13                 15.39                 11.33                  -0.67
04/02/13                 15.99                 11.46                  -0.84
04/03/13                 14.79                 11.46                  -0.41
04/04/13                 15.26                 11.46                   0.08
04/05/13                 14.77                 11.58                  -0.66
04/08/13                 15.53                 11.58                   0.32
04/09/13                 15.94                 11.71                   0.19
04/10/13                 17.36                 11.96                  -0.3
04/11/13                 17.79                 12.21                  -0.17
04/12/13                 17.45                 12.21                   0.44
04/15/13                 14.76                 11.96                   0.63
04/16/13                 16.4                  12.08                   0.5
04/17/13                 14.73                 11.96                   0.65
04/18/13                 13.97                 11.96                   0.81
04/19/13                 14.98                 12.08                   0.64
04/22/13                 15.52                 12.21                   0.7
04/23/13                 16.72                 12.33                   0.7
04/24/13                 16.74                 12.58                   0.72
04/25/13                 17.21                 12.71                   0.6
04/26/13                 17                    12.86                   1.01
04/29/13                 17.84                 13.11                   1.01
04/30/13                 18.14                 13.24                   0.96
05/01/13                 17.04                 13.49                   1.31
05/02/13                 18.15                 13.62                   1.37
05/03/13                 19.41                 13.87                   0.37
05/06/13                 19.64                 13.99                   0.12
05/07/13                 20.27                 14.25                   0.03
05/08/13                 20.82                 14.37                   0.22
05/09/13                 20.43                 14.5                    0.17
05/10/13                 20.95                 14.37                  -0.58
05/13/13                 20.97                 14.25                  -0.75
05/14/13                 22.22                 14.25                  -1.04
05/15/13                 22.89                 14.25                  -0.93
05/16/13                 22.28                 14.25                  -0.27
05/17/13                 23.54                 14.37                  -1
05/20/13                 23.45                 14.37                  -1.07
05/21/13                 23.67                 14.5                   -0.88
05/22/13                 22.66                 14.37                  -1.61
05/23/13                 22.32                 14.12                  -1.59
05/24/13                 22.26                 14.12                  -1.46
05/27/13                 22.26                 14.12                  -1.44
05/28/13                 23.03                 13.99                  -2.51
05/29/13                 22.18                 13.55                  -2.46
05/30/13                 22.65                 13.55                  -2.44
05/31/13                 20.9                  13.29                  -2.78
06/03/13                 21.63                 13.04                  -2.5
06/04/13                 20.96                 12.91                  -2.55
06/05/13                 19.33                 12.28                  -2.2
06/06/13                 20.36                 12.28                  -1.96
06/07/13                 21.9                  12.66                  -2.71
06/10/13                 21.87                 12.53                  -3.17
06/11/13                 20.63                 11.9                   -2.98
06/12/13                 19.65                 11.65                  -3.29
06/13/13                 21.44                 11.65                  -2.81
06/14/13                 20.72                 11.9                   -2.35
06/17/13                 21.64                 12.15                  -2.78
06/18/13                 22.59                 12.28                  -2.85
06/19/13                 20.89                 12.03                  -4.01
06/20/13                 17.89                 10.76                  -4.87
06/21/13                 18.2                  10.38                  -5.69
06/24/13                 16.77                  9.5                   -5.93
06/25/13                 17.89                  9.37                  -6.3
06/26/13                 19.04                  9.63                  -5.87
06/27/13                 19.79                 10.14                  -5.34
06/28/13                 19.28                 10.4                   -5.33
07/01/13                 19.93                 10.52                  -5.37
07/02/13                 19.9                  10.52                  -5.24
07/03/13                 20                    10.52                  -5.49
07/04/13                 20                    10.52                  -5.48
07/05/13                 21.22                 10.27                  -7.27
07/08/13                 21.89                 10.27                  -6.68
07/09/13                 22.78                 10.52                  -6.53
07/10/13                 22.8                  10.65                  -6.9
07/11/13                 24.48                 11.28                  -6.06
07/12/13                 24.86                 11.41                  -6.28
07/15/13                 25.04                 11.67                  -5.86
07/16/13                 24.57                 11.79                  -5.69
07/17/13                 24.93                 12.05                  -5.33
07/18/13                 25.58                 12.3                   -5.68
07/19/13                 25.78                 12.43                  -5.3
07/22/13                 26.04                 12.56                  -5.29
07/23/13                 25.81                 12.68                  -5.5
07/24/13                 25.33                 12.43                  -6.1
07/25/13                 25.65                 12.17                  -6.23
07/26/13                 25.76                 12.17                  -5.84
07/29/13                 25.29                 12.26                  -6.04
07/30/13                 25.34                 12.26                  -6.18
07/31/13                 25.35                 12.39                  -6.05

                                   [END CHART]

     Source: Bloomberg L.P.

    sequestration (automatic federal spending cuts). In the stock market, prices fluctuated, generally trending higher until the November 2012 election when they declined on worries about the fiscal cliff. Stocks then rallied later in the month on optimism that an agreement with Congress would be reached. Meanwhile, fixed-income performance was volatile, caused by the combination of the Federal Reserve's (the Fed) ongoing quantitative easing measures and uncertainty about when they might end.

    The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   In early 2013, stocks continued to rally despite mixed economic data, Europe's ongoing financial problems, and slowing growth in China and Brazil. Stocks then retreated during May 2013 after Fed Chairman Ben Bernanke hinted that the Fed could start tapering its asset purchases during 2013 should economic conditions warrant it. Stocks subsequently rebounded and continued to rise for the reporting period as a whole.

   In the fixed-income market, Chairman Bernanke's remarks in May 2013 sparked a sudden shift in sentiment, pushing interest rates higher during May and June. (Bond prices, which move in the opposite direction of interest rates, declined.) The yield on a 10-year U.S. Treasury, which had been 1.52% on August 1, 2012, reached 2.58% by the end of the reporting period. Moreover, the yield curve had steepened dramatically, with the spread (difference in yields) between three-month and 10-year U.S. Treasuries widening from 1.44% to 2.54%, reflecting investor concern about higher U.S. Treasury rates and potential inflation (see chart on page 5). The increase in interest rates demonstrated the market's concern about the eventual reversal of the Fed's easy monetary policies.

o  HOW DID THE HIGH-YIELD MARKET PERFORM?

   High-yield bonds generated gains during the reporting period. Though the yields on high-yield bonds were near historic lows as a result of the Fed's quantitative easing measures, they remained higher than many other asset classes. Consequently, for most of the reporting period, the high-yield market received strong investment inflows as investors sought out higher-yielding securities. High-yield bonds declined somewhat during the selloff in the spring, but they held up well relative to other fixed-income classes because they tend to have lower sensitivity to interest-rate movements.

   Default expectations, which were already low, trended downward during the reporting period. According to J. P. Morgan, the trailing 12-month high-yield default rate at the end of July was 1.25%, which is well below the long-term average of 4.00%.

================================================================================

4  | USAA HIGH INCOME FUND

================================================================================

                   o U.S. TREASURY ACTIVE YIELD CURVES o

                  [CHART OF U.S. TREASURY ACTIVE YIELD CURVES]

                         RATE (MID CONVENTIONAL %)              CHANGE IN BASIS
                       -----------------------------                 POINTS
                       7/31/13               8/01/12                 ------
 1M                     0.023                 0.063                   -4.1
 3M                     0.038                 0.094                   -5.6
 6M                     0.068                 0.140                   -7.1
 1Y                     0.107                 0.160                   -5.3
 2Y                     0.311                 0.229                    8.2
 3Y                     0.592                 0.313                   27.9
 5Y                     1.379                 0.636                   74.3
 7Y                     2.001                 1.032                   97.0
10Y                     2.577                 1.525                  105.2
30Y                     3.636                 2.598                  103.8

                                   [END CHART]

    Source: Bloomberg L.P.

o  HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

   The Fund performed well during the reporting period, largely because of our "holistic" approach. In our "holistic" approach, we use independent credit analysis to look for what we consider the best investment ideas across the fixed-income market and among individual securities. During the reporting period, the Fund benefited from its investments in stocks and junior subordinated debt. Its holdings of select commercial mortgage-backed securities, which had been purchased at a substantial discount, also contributed positively. As always, we sought to maximize the Fund's income while maintaining

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for the risk it takes. In addition, as interest rates increased during the reporting period, we found opportunities to reinvest the Fund at higher yields. Our credit team continued to analyze and monitor every holding in the portfolio.

o  WHAT IS THE OUTLOOK?

   We remain cautiously optimistic in our broad economic outlook. Although the prospect of tapering caused a substantial market reaction, it is important to remember that the Fed will only begin to pull back on quantitative easing if economic growth is strong enough to warrant a reduction. What's more, "tapering" (reducing the amount of stimulus) is not the same as "tightening" (removing stimulus altogether). Still, the data-driven nature of Fed policy is likely to contribute to increased market volatility as investors give even greater scrutiny to individual economic reports in the months ahead. Meanwhile, we expect the Fed to continue holding short-term rates at or near zero at least through 2014. Chairman Bernanke has been very clear that the Fed has no plans to raise short-term rates as long as the unemployment rate is at or above 6.5% and inflation is below 2%.

   In our opinion, the high-yield default rate is likely to remain low for the next several years. This could be positive for high-yield debt, which tends to perform well when defaults are low. However, we do not expect high-yield bonds to experience strong price appreciation in the months ahead. Investors should expect the majority of their return to come from the income provided by the Fund.

   As always, we recommend shareholders remain disciplined and hold diversified portfolios through all market conditions. In our opinion, high-yield securities can help them in their diversification efforts. Over the long-term, the high-yield bond market has the potential to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

   Thank you for the opportunity to serve your investment needs.

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USHYX)

--------------------------------------------------------------------------------
                                        7/31/13                     7/31/12
--------------------------------------------------------------------------------
Net Assets                          $1,250.7 Million           $1,464.1 Million
Net Asset Value Per Share                $8.79                      $8.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/13
--------------------------------------------------------------------------------
    1 Year                          5 Years                        10 Years
    12.39%                           11.28%                          8.65%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 7/31/13*                EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------
                5.26%                                        0.96%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     CREDIT SUISSE HIGH       USAA HIGH INCOME   LIPPER HIGH CURRENT YIELD
                        YIELD INDEX              FUND SHARES         BOND FUNDS INDEX
 7/31/2003               $10,000.00              $10,000.00              $10,000.00
 8/31/2003                10,111.66               10,114.09               10,134.28
 9/30/2003                10,388.00               10,392.33               10,380.36
10/31/2003                10,599.71               10,582.00               10,613.29
11/30/2003                10,745.14               10,709.13               10,736.25
12/31/2003                10,993.72               10,959.26               11,002.06
 1/31/2004                11,206.68               11,207.79               11,178.62
 2/29/2004                11,211.86               11,176.22               11,156.75
 3/31/2004                11,286.43               11,237.62               11,199.31
 4/30/2004                11,270.69               11,200.25               11,173.87
 5/31/2004                11,092.95               11,033.57               11,001.20
 6/30/2004                11,265.30               11,166.44               11,155.12
 7/31/2004                11,409.48               11,243.75               11,244.04
 8/31/2004                11,595.51               11,430.87               11,427.53
 9/30/2004                11,771.59               11,591.06               11,586.15
10/31/2004                11,973.57               11,779.23               11,792.28
11/30/2004                12,126.03               11,927.82               11,959.66
12/31/2004                12,307.92               12,118.01               12,140.04
 1/31/2005                12,305.84               12,093.77               12,110.14
 2/28/2005                12,468.87               12,243.83               12,295.20
 3/31/2005                12,170.99               12,011.96               11,969.08
 4/30/2005                12,051.04               11,919.22               11,829.23
 5/31/2005                12,198.74               12,043.11               12,018.79
 6/30/2005                12,402.59               12,241.43               12,212.18
 7/31/2005                12,572.04               12,408.65               12,401.83
 8/31/2005                12,636.88               12,521.66               12,460.75
 9/30/2005                12,514.86               12,398.06               12,379.85
10/31/2005                12,397.20               12,295.22               12,277.78
11/30/2005                12,482.13               12,382.75               12,389.65
12/31/2005                12,586.33               12,518.37               12,503.93
 1/31/2006                12,748.12               12,674.10               12,665.18
 2/28/2006                12,876.14               12,789.67               12,771.36
 3/31/2006                12,975.78               12,845.53               12,823.60
 4/30/2006                13,063.20               12,915.09               12,897.50
 5/31/2006                13,099.04               12,916.58               12,869.29
 6/30/2006                13,025.71               12,857.13               12,797.49
 7/31/2006                13,137.36               12,977.60               12,895.15
 8/31/2006                13,320.28               13,194.08               13,070.78
 9/30/2006                13,486.21               13,357.00               13,215.27
10/31/2006                13,672.45               13,551.47               13,406.28
11/30/2006                13,920.83               13,757.87               13,637.74
12/31/2006                14,085.93               13,895.50               13,775.31
 1/31/2007                14,247.72               14,020.06               13,922.88
 2/28/2007                14,468.34               14,227.98               14,103.42
 3/31/2007                14,509.77               14,262.70               14,148.26
 4/30/2007                14,715.47               14,455.91               14,343.64
 5/31/2007                14,829.82               14,540.39               14,465.89
 6/30/2007                14,603.82               14,369.14               14,230.85
 7/31/2007                14,144.76               13,998.73               13,769.51
 8/31/2007                14,292.46               14,128.44               13,902.30
 9/30/2007                14,610.44               14,373.06               14,237.39
10/31/2007                14,724.79               14,430.32               14,360.00
11/30/2007                14,451.35               14,105.95               14,054.77
12/31/2007                14,458.81               14,072.04               14,068.60
 1/31/2008                14,229.69               13,750.78               13,781.93
 2/29/2008                14,072.46               13,599.20               13,596.27
 3/31/2008                14,039.94               13,512.72               13,575.67
 4/30/2008                14,591.80               13,841.82               14,084.47
 5/31/2008                14,646.70               13,943.12               14,157.09
 6/30/2008                14,293.91               13,616.53               13,784.49
 7/31/2008                14,101.26               13,434.16               13,605.67
 8/31/2008                14,140.00               13,466.18               13,624.60
 9/30/2008                13,145.03               12,535.13               12,607.40
10/31/2008                11,062.29               10,877.96               10,575.26
11/30/2008                10,107.93                9,992.68                9,669.64
12/31/2008                10,674.50               10,119.11               10,010.66
 1/31/2009                11,301.56               10,491.86               10,447.46
 2/28/2009                11,070.16               10,200.33               10,205.73
 3/31/2009                11,294.72               10,286.35               10,356.90
 4/30/2009                12,433.24               11,195.93               11,361.99
 5/31/2009                13,109.19               12,183.09               12,022.59
 6/30/2009                13,579.64               12,716.17               12,427.19
 7/31/2009                14,403.70               13,473.67               13,214.63
 8/31/2009                14,670.31               13,844.86               13,436.00
 9/30/2009                15,496.24               14,674.07               14,138.47
10/31/2009                15,778.80               15,012.71               14,347.06
11/30/2009                15,998.80               15,208.56               14,529.89
12/31/2009                16,462.41               15,604.75               14,965.05
 1/31/2010                16,672.05               15,960.96               15,154.71
 2/28/2010                16,722.81               16,029.73               15,177.56
 3/31/2010                17,198.85               16,593.03               15,659.94
 4/30/2010                17,597.62               17,005.09               16,000.40
 5/31/2010                17,037.27               16,319.97               15,408.11
 6/30/2010                17,234.27               16,480.73               15,530.34
 7/31/2010                17,766.87               16,996.93               16,085.23
 8/31/2010                17,789.65               17,066.27               16,075.59
 9/30/2010                18,261.55               17,558.80               16,565.09
10/31/2010                18,693.27               18,025.50               17,025.52
11/30/2010                18,495.85               17,919.48               16,854.11
12/31/2010                18,836.20               18,279.27               17,196.45
 1/31/2011                19,215.50               18,631.18               17,555.53
 2/28/2011                19,466.16               18,998.35               17,838.39
 3/31/2011                19,545.50               19,107.47               17,875.07
 4/30/2011                19,817.29               19,456.93               18,155.48
 5/31/2011                19,902.84               19,557.35               18,195.58
 6/30/2011                19,748.51               19,284.47               17,993.70
 7/31/2011                20,019.47               19,424.58               18,143.13
 8/31/2011                19,278.69               18,538.17               17,327.65
 9/30/2011                18,737.60               17,917.90               16,715.32
10/31/2011                19,744.78               18,681.59               17,689.79
11/30/2011                19,387.03               18,338.50               17,291.35
12/31/2011                19,866.18               18,740.89               17,686.50
 1/31/2012                20,395.04               19,294.35               18,275.25
 2/29/2012                20,860.52               19,740.94               18,697.94
 3/31/2012                20,864.46               19,827.50               18,701.61
 4/30/2012                21,080.94               19,960.43               18,867.77
 5/31/2012                20,802.10               19,677.80               18,560.75
 6/30/2012                21,189.90               20,000.28               18,909.45
 7/31/2012                21,562.57               20,394.76               19,255.47
 8/31/2012                21,821.52               20,758.01               19,499.13
 9/30/2012                22,095.37               21,080.02               19,769.06
10/31/2012                22,284.71               21,394.39               19,939.64
11/30/2012                22,453.13               21,463.56               20,099.23
12/31/2012                22,788.93               21,839.36               20,416.93
 1/31/2013                23,084.95               22,259.54               20,713.31
 2/28/2013                23,218.16               22,449.44               20,822.51
 3/31/2013                23,457.83               22,732.75               21,039.90
 4/30/2013                23,889.54               23,122.56               21,435.67
 5/31/2013                23,751.79               23,133.43               21,314.61
 6/30/2013                23,134.05               22,541.91               20,759.68
 7/31/2013                23,594.56               22,922.55               21,167.37

                                   [END CHART]

           Data from 7/31/03 to 7/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIHIX)


--------------------------------------------------------------------------------
                                          7/31/13                    7/31/12
--------------------------------------------------------------------------------

Net Assets                            $764.6 Million              $264.5 Million
Net Asset Value Per Share                 $8.78                       $8.42


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/13
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   12.50%                                                      11.54%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12*
--------------------------------------------------------------------------------

                                      0.77%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA HIGH INCOME FUND      CREDIT SUISSE        LIPPER HIGH CURRENT
                     INSTITUTIONAL SHARES      HIGH YIELD INDEX     YIELD BOND FUNDS INDEX
 7/31/2008               $10,000.00              $10,000.00              $10,000.00
 8/31/2008                10,026.02               10,027.47               10,013.91
 9/30/2008                 9,335.20                9,321.88                9,266.29
10/31/2008                 8,103.33                7,844.90                7,772.69
11/30/2008                 7,445.43                7,168.10                7,107.07
12/31/2008                 7,543.33                7,569.89                7,357.71
 1/31/2009                 7,823.87                8,014.57                7,678.75
 2/28/2009                 7,609.28                7,850.48                7,501.09
 3/31/2009                 7,676.57                8,009.73                7,612.19
 4/30/2009                 8,357.89                8,817.12                8,350.92
 5/31/2009                 9,096.76                9,296.47                8,836.46
 6/30/2009                 9,497.08                9,630.09                9,133.84
 7/31/2009                10,065.93               10,214.48                9,712.59
 8/31/2009                10,345.72               10,403.55                9,875.29
 9/30/2009                10,968.20               10,989.26               10,391.60
10/31/2009                11,223.91               11,189.64               10,544.91
11/30/2009                11,372.72               11,345.65               10,679.29
12/31/2009                11,671.04               11,674.43               10,999.13
 1/31/2010                11,939.80               11,823.10               11,138.53
 2/28/2010                11,993.82               11,859.09               11,155.32
 3/31/2010                12,402.89               12,196.68               11,509.86
 4/30/2010                12,729.23               12,479.47               11,760.10
 5/31/2010                12,219.38               12,082.09               11,324.77
 6/30/2010                12,327.95               12,221.80               11,414.61
 7/31/2010                12,733.43               12,599.49               11,822.45
 8/31/2010                12,772.39               12,615.65               11,815.36
 9/30/2010                13,143.99               12,950.30               12,175.14
10/31/2010                13,512.55               13,256.45               12,513.55
11/30/2010                13,435.99               13,116.45               12,387.57
12/31/2010                13,709.37               13,357.82               12,639.18
 1/31/2011                13,976.04               13,626.80               12,903.10
 2/28/2011                14,254.25               13,804.56               13,111.00
 3/31/2011                14,339.23               13,860.82               13,137.96
 4/30/2011                14,587.46               14,053.56               13,344.06
 5/31/2011                14,665.36               14,114.23               13,373.53
 6/30/2011                14,463.99               14,004.79               13,225.15
 7/31/2011                14,588.71               14,196.94               13,334.98
 8/31/2011                13,926.64               13,671.61               12,735.61
 9/30/2011                13,445.71               13,287.89               12,285.56
10/31/2011                14,021.53               14,002.14               13,001.78
11/30/2011                13,766.01               13,748.44               12,708.93
12/31/2011                14,070.91               14,088.23               12,999.37
 1/31/2012                14,488.88               14,463.28               13,432.09
 2/29/2012                14,844.97               14,793.38               13,742.76
 3/31/2012                14,912.45               14,796.17               13,745.45
 4/30/2012                15,014.83               14,949.68               13,867.58
 5/31/2012                14,804.97               14,751.95               13,641.93
 6/30/2012                15,050.08               15,026.96               13,898.22
 7/31/2012                15,349.07               15,291.24               14,152.54
 8/31/2012                15,606.31               15,474.87               14,331.62
 9/30/2012                15,869.23               15,669.08               14,530.02
10/31/2012                16,093.89               15,803.35               14,655.40
11/30/2012                16,168.58               15,922.79               14,772.69
12/31/2012                16,455.70               16,160.92               15,006.20
 1/31/2013                16,774.76               16,370.85               15,224.03
 2/28/2013                16,920.46               16,465.31               15,304.29
 3/31/2013                17,116.97               16,635.28               15,464.07
 4/30/2013                17,432.33               16,941.43               15,754.96
 5/31/2013                17,442.77               16,843.74               15,665.98
 6/30/2013                16,998.05               16,405.66               15,258.11
 7/31/2013                17,267.67               16,732.24               15,557.76

                                   [END CHART]

           Data from 7/31/08 to 7/31/13.*

           See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UHYOX)

--------------------------------------------------------------------------------
                                          7/31/13                      7/31/12
--------------------------------------------------------------------------------
Net Assets                             $7.1 Million                 $5.7 Million
Net Asset Value Per Share                 $8.79                         $8.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/13
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/10
    12.13%                                                    10.20%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/13*
--------------------------------------------------------------------------------
    Unsubsidized            4.74%                Subsidized             4.99%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
    Before Reimbursement    1.46%                After Reimbursement    1.21%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA HIGH INCOME         CREDIT SUISSE      LIPPER HIGH CURRENT
                 FUND ADVISER SHARES     HIGH YIELD INDEX    YIELD BOND FUNDS INDEX
 7/31/2010          $10,000.00             $10,000.00             $10,000.00
 8/31/2010           10,030.71              10,012.83               9,994.01
 9/30/2010           10,316.99              10,278.43              10,298.32
10/31/2010           10,588.61              10,521.42              10,584.57
11/30/2010           10,524.02              10,410.30              10,478.01
12/31/2010           10,732.48              10,601.87              10,690.83
 1/31/2011           10,937.44              10,815.36              10,914.07
 2/28/2011           11,150.86              10,956.44              11,089.92
 3/31/2011           11,212.33              11,001.10              11,112.72
 4/30/2011           11,402.05              11,154.07              11,287.05
 5/31/2011           11,458.62              11,202.22              11,311.98
 6/30/2011           11,296.48              11,115.36              11,186.47
 7/31/2011           11,389.73              11,267.87              11,279.37
 8/31/2011           10,867.67              10,850.92              10,772.40
 9/30/2011           10,488.62              10,546.37              10,391.72
10/31/2011           10,935.08              11,113.26              10,997.53
11/30/2011           10,744.35              10,911.90              10,749.83
12/31/2011           10,977.63              11,181.59              10,995.50
 1/31/2012           11,300.22              11,479.26              11,361.51
 2/29/2012           11,573.59              11,741.25              11,624.29
 3/31/2012           11,622.25              11,743.46              11,626.57
 4/30/2012           11,698.18              11,865.31              11,729.87
 5/31/2012           11,530.79              11,708.37              11,539.01
 6/30/2012           11,703.61              11,926.64              11,755.79
 7/31/2012           11,932.28              12,136.39              11,970.90
 8/31/2012           12,142.34              12,282.14              12,122.38
 9/30/2012           12,342.50              12,436.28              12,290.19
10/31/2012           12,510.75              12,542.85              12,396.25
11/30/2012           12,549.54              12,637.64              12,495.46
12/31/2012           12,766.88              12,826.64              12,692.97
 1/31/2013           13,025.23              12,993.26              12,877.22
 2/28/2013           13,118.86              13,068.23              12,945.11
 3/31/2013           13,281.44              13,203.13              13,080.26
 4/30/2013           13,506.02              13,446.12              13,326.30
 5/31/2013           13,523.71              13,368.58              13,251.04
 6/30/2013           13,160.55              13,020.89              12,906.05
 7/31/2013           13,379.59              13,280.09              13,159.51

                                   [END CHART]

           Data from 7/31/10 to 7/31/13.*

           See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 7/31/2013
                                (% of Net Assets)

                                                       COUPON RATE %    % OF NET ASSETS
                                                       --------------------------------
NuStar Logistics, LP................................       7.63%              2.3%
StanCorp Financial Group, Inc. .....................       6.90%              1.3%
PPL Capital Funding, Inc. ..........................       6.70%              1.3%
Chesapeake Energy Corp., 5.75%, perpetual...........       5.75%              1.2%
Glen Meadow Pass-Through Trust......................       6.51%              1.2%
Lincoln National Corp. .............................       7.00%              1.2%
QBE Capital Funding III Ltd. .......................       7.25%              1.2%
Textron Financial Corp. ............................       6.00%              1.0%
Genworth Holdings, Inc. ............................       6.15%              0.9%
L Brands, Inc. .....................................       6.95%              0.9%

You will find a complete list of securities that the Fund owns on pages 17-37.

* Excludes money market instruments.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                        o ASSET ALLOCATION -- 7/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 26.6%
ENERGY                                                                     18.4%
CONSUMER DISCRETIONARY                                                     11.2%
INDUSTRIALS                                                                 8.9%
MATERIALS                                                                   9.2%
TELECOMMUNICATION SERVICES                                                  6.4%
UTILITIES                                                                   5.6%
HEALTH CARE                                                                 3.5%
CONSUMER STAPLES                                                            3.3%
INFORMATION TECHNOLOGY                                                      3.3%
MONEY MARKET INSTRUMENTS                                                    1.8%
MUNCIPAL BOND                                                               0.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

For the fiscal year ended July 31, 2013, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

5.92% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2013, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $107,780,000 as qualifying interest income.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $20,437,000 as long-term capital gains for the fiscal year ended July 31, 2013.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High Income Fund at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2013

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2013

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (69.1%)

            CONSUMER DISCRETIONARY (9.8%)
            -----------------------------
            ADVERTISING (0.6%)
  $  4,543  Clear Channel Communications, Inc.(a)                 3.84%        1/29/2016           $    4,258
     2,240  Clear Channel Communications, Inc.(a)                 6.94         1/30/2019                2,076
     5,000  Clear Channel Worldwide Holdings, Inc.                7.63         3/15/2020                5,300
                                                                                                   ----------
                                                                                                       11,634
                                                                                                   ----------
            APPAREL RETAIL (1.0%)
    18,162  L Brands, Inc.                                        6.95         3/01/2033               18,253
     2,362  L Brands, Inc.                                        7.60         7/15/2037                2,427
                                                                                                   ----------
                                                                                                       20,680
                                                                                                   ----------
            AUTO PARTS & EQUIPMENT (0.2%)
     1,267  Federal-Mogul Corp.(a)                                2.14        12/29/2014                1,252
       647  Federal-Mogul Corp.(a)                                2.14        12/28/2015                  638
     2,000  Lear Corp.(b)                                         4.75         1/15/2023                1,970
                                                                                                   ----------
                                                                                                        3,860
                                                                                                   ----------
            AUTOMOTIVE RETAIL (0.2%)
     5,000  CST Brands, Inc.(b)                                   5.00         5/01/2023                4,963
                                                                                                   ----------
            BROADCASTING (0.4%)
     3,000  Sinclair Television Group, Inc.                       6.13        10/01/2022                3,045
     4,000  Univision Communications, Inc.(b)                     8.50         5/15/2021                4,420
                                                                                                   ----------
                                                                                                        7,465
                                                                                                   ----------
            CABLE & SATELLITE (1.3%)
     5,000  Cablevision Systems Corp.                             8.00         4/15/2020                5,675
     5,000  CCO Holdings, LLC(b)                                  5.25         3/15/2021                4,825
     5,000  CCO Holdings, LLC                                     6.63         1/31/2022                5,138
     5,000  Cequel Communications Holdings I,
              LLC and Cequel Capital Corp.(b)                     6.38         9/15/2020                5,187
     4,500  Mediacom Broadband, LLC                               6.38         4/01/2023                4,556
                                                                                                   ----------
                                                                                                       25,381
                                                                                                   ----------
            CASINOS & GAMING (3.1%)
     5,000  Boyd Gaming Corp.                                     7.13         2/01/2016                5,000
     1,941  Caesar's Entertainment Operating Co., Inc.(a)         5.44         1/26/2018                1,727
     5,000  Caesar's Entertainment Operating Co., Inc.           10.00        12/15/2018                2,700

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $  4,000  Caesar's Entertainment Operating Co., Inc.            8.50%        2/15/2020           $    3,738
     6,000  Chester Downs & Marina, LLC(b)                        9.25         2/01/2020                5,970
     1,500  Eldorado Resorts, LLC(b)                              8.63         6/15/2019                1,504
     2,227  Inn of the Mountain Gods Resort & Casino(b),(c)       1.25        11/30/2020                2,110
       372  Inn of the Mountain Gods Resort & Casino(b)           8.75        11/30/2020                  374
     4,000  Isle of Capri Casinos                                 8.88         6/15/2020                4,210
     5,000  Marina District Finance Co., Inc.                     9.88         8/15/2018                5,325
     8,000  MGM Resorts International                             8.63         2/01/2019                9,310
     3,050  MTR Gaming Group, Inc.(b)                            11.50         8/01/2019                3,226
     5,000  Pinnacle Entertainment, Inc.                          8.75         5/15/2020                5,437
     5,000  Scientific Games International, Inc.                  6.25         9/01/2020                5,075
     2,000  Shingle Springs Tribal Gaming Auth.(b)                9.38         6/15/2015                1,985
     3,000  Snoqualmie Entertainment Auth.(b)                     4.22(d)      2/01/2014                2,955
       850  Snoqualmie Entertainment Auth.(b)                     9.13         2/01/2015                  847
       600  Sugarhouse HSP Gaming Prop Mezz,
              LP & Sugarhouse HSP Gaming Finance Corp.(b)         6.38         6/01/2021                  575
                                                                                                   ----------
                                                                                                       62,068
                                                                                                   ----------
            DEPARTMENT STORES (0.3%)
     3,200  Dillard's, Inc.                                       7.13         8/01/2018                3,612
     2,100  Macy's Retail Holdings, Inc.                          7.88         8/15/2036                2,404
                                                                                                   ----------
                                                                                                        6,016
                                                                                                   ----------
            HOMEBUILDING (0.5%)
     2,000  D.R. Horton, Inc.                                     5.75         8/15/2023                2,015
     5,000  KB Home                                               7.50         9/15/2022                5,387
     1,596  Taylor Morrison Communities, Inc.(b)                  7.75         4/15/2020                1,756
                                                                                                   ----------
                                                                                                        9,158
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,000  Royal Caribbean Cruises Ltd.                          5.25        11/15/2022                5,063
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.3%)
     5,000  AMC Entertainment, Inc.                               8.75         6/01/2019                5,438
     2,000  Production Resource Group, Inc.                       8.88         5/01/2019                1,565
                                                                                                   ----------
                                                                                                        7,003
                                                                                                   ----------
            PUBLISHING (0.7%)
       195  American Media, Inc.(b)                              13.50         6/15/2018                  199
     6,983  McGraw-Hill Global Education Holdings, LLC(a)         9.00         3/22/2019                7,038
     7,500  McGraw-Hill Global Education Holdings, LLC(b)         9.75         4/01/2021                7,913
                                                                                                   ----------
                                                                                                       15,150
                                                                                                   ----------
            RESTAURANTS (0.2%)
     4,000  NPC International, Inc.                              10.50         1/15/2020                4,610
                                                                                                   ----------

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            SPECIALTY STORES (0.5%)
  $  4,963  Harbor Freight Tools USA, Inc.(a)                     6.50%       11/14/2017           $    5,024
     5,000  Michaels Stores, Inc.                                 7.75        11/01/2018                5,444
                                                                                                   ----------
                                                                                                       10,468
                                                                                                   ----------
            TIRES & RUBBER (0.3%)
     5,000  Goodyear Tire & Rubber Co.                            6.50         3/01/2021                5,256
                                                                                                   ----------
            Total Consumer Discretionary                                                              198,775
                                                                                                   ----------
            CONSUMER STAPLES (1.3%)
            -----------------------
            FOOD RETAIL (0.1%)
     1,000  American Stores Co.                                   8.00         6/01/2026                1,306
                                                                                                   ----------
            PACKAGED FOODS & MEAT (1.2%)
     5,000  B&G Foods, Inc.                                       4.63         6/01/2021                4,844
     5,000  Chiquita Brands International, Inc.(b)                7.88         2/01/2021                5,325
    15,000  Kraft Foods Group, Inc.                               3.50         6/06/2022               15,047
                                                                                                   ----------
                                                                                                       25,216
                                                                                                   ----------
            Total Consumer Staples                                                                     26,522
                                                                                                   ----------
            ENERGY (16.8%)
            --------------
            COAL & CONSUMABLE FUELS (0.7%)
     5,000  Alpha Natural Resources                               9.75         4/15/2018                5,175
     5,000  Arch Coal, Inc.(b)                                    9.88         6/15/2019                4,650
     1,000  CONSOL Energy, Inc.                                   8.25         4/01/2020                1,082
     1,000  James River Coal Co.                                  7.88         4/01/2019                  413
     2,000  Peabody Energy Corp.                                  7.88        11/01/2026                2,040
                                                                                                   ----------
                                                                                                       13,360
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
     3,000  Basic Energy Services                                 7.75         2/15/2019                3,045
     5,000  Exterran Partners Exploration(b)                      6.00         4/01/2021                5,100
     5,000  Global Geophysical Services, Inc.                    10.50         5/01/2017                4,625
                                                                                                   ----------
                                                                                                       12,770
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (6.5%)
     5,000  Alta Mesa Holdings, LP                                9.63        10/15/2018                5,275
    10,000  Bill Barrett Corp.                                    7.00        10/15/2022               10,250
     5,000  BreitBurn Energy Partners, LP                         7.88         4/15/2022                5,063
     5,000  Carrizo Oil & Gas, Inc.                               8.63        10/15/2018                5,487
     2,000  Chaparral Energy, Inc.                                8.25         9/01/2021                2,125
     5,000  Comstock Resources, Inc.                              7.75         4/01/2019                5,175
     5,000  EP Energy, LLC & Everest Acquisition Finance, Inc.    9.38         5/01/2020                5,700
     1,000  EP Energy, LLC & Everest Acquisition Finance, Inc.    7.75         9/01/2022                1,105
     5,000  EV Energy Partners, LP                                8.00         4/15/2019                5,075
     5,000  Forest Oil Corp.(b)                                   7.50         9/15/2020                4,888

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $  2,194  GMX Resources, Inc.(c)                               11.00%       12/01/2017           $    1,975
     4,000  Magnum Hunter Resources(b)                            9.75         5/15/2020                4,140
     5,000  Midstates Petroleum Co., Inc.(b)                      9.25         6/01/2021                4,919
     5,000  PDC Energy, Inc.(b)                                   7.75        10/15/2022                5,325
     7,300  Penn Virginia Corp.(b)                                8.50         5/01/2020                7,409
    10,000  Quicksilver Resources, Inc.                           7.13         4/01/2016                8,850
     7,000  Quicksilver Resources, Inc.(a)                        7.00         6/21/2019                6,834
     5,000  Resolute Energy Corp.                                 8.50         5/01/2020                5,162
     5,000  Rex Energy Corp.(b)                                   8.88        12/01/2020                5,200
     7,250  Sabine Oil & Gas, LLC                                 9.75         2/15/2017                7,522
     5,000  Samson Investment Co.(a)                              6.00         9/25/2018                5,071
     5,000  Samson Investment Co.(b)                              9.75         2/15/2020                5,325
    10,000  Sandridge Energy, Inc.                                7.50         2/15/2023                9,850
     4,000  Venoco, Inc.                                          8.88         2/15/2019                4,005
                                                                                                   ----------
                                                                                                      131,730
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.3%)
     5,000  Northern Tier Energy, LLC(b)                          7.13        11/15/2020                5,037
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (8.7%)
     5,000  Atlas Pipeline, LP(b)                                 6.63        10/01/2020                5,125
    15,000  DCP Midstream, LLC(b)                                 5.85         5/21/2043               14,400
     5,061  El Paso, LLC                                          7.80         8/01/2031                5,371
     2,500  Energy Transfer Equity, LP                            7.50        10/15/2020                2,828
     5,000  Energy Transfer Partners, LP(b)                       3.29        11/01/2066                4,538
    12,250  Enterprise Products Operating, LLC                    7.00         6/01/2067               12,965
     9,000  Enterprise Products Operating, LLC                    7.03         1/15/2068               10,112
     5,000  Genesis Energy, LP & Genesis Energy Finance Corp.     5.75         2/15/2021                4,962
     2,300  Inergy Midstream, LP(b)                               6.00        12/15/2020                2,323
     3,250  MarkWest Energy Partners, LP                          6.50         8/15/2021                3,494
     8,000  Martin Midstream Partners, LP(b)                      7.25         2/15/2021                8,160
    12,000  NGPL PipeCo, LLC                                      7.12        12/15/2017               11,865
     3,000  NGPL PipeCo, LLC(b)                                   9.63         6/01/2019                3,176
     5,000  NGPL PipeCo, LLC(b)                                   7.77        12/15/2037                4,475
     3,000  Niska Gas Storage                                     8.88         3/15/2018                3,150
     1,730  NuStar Logistics, LP                                  7.63         1/15/2043               45,643
     5,000  PVR Partners, LP(b)                                   6.50         5/15/2021                4,862
    13,000  Sabine Pass Liquefaction, LLC(b)                      5.63         2/01/2021               12,854
     2,000  Sabine Pass LNG, LP(b)                                6.50        11/01/2020                2,090
     3,000  Targa Resources Partners, LP(b)                       6.88         2/01/2021                3,233
     3,000  Targa Resources Partners, LP(b)                       5.25         5/01/2023                2,970
     1,000  Teekay Corp.                                          8.50         1/15/2020                1,093
     3,000  TEPPCO Partners, LP                                   7.00         6/01/2067                3,175

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $  5,000  Tesoro Logistics, LP(b)                               6.13%       10/15/2021           $    5,044
                                                                                                   ----------
                                                                                                      177,908
                                                                                                   ----------
            Total Energy                                                                              340,805
                                                                                                   ----------
            FINANCIALS (13.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     9,747  Walter Investment Management Corp.(a)                 5.75        11/28/2017                9,842
                                                                                                   ----------
            CONSUMER FINANCE (0.6%)
     4,000  American Express Co.                                  6.80         9/01/2066                4,285
     6,000  Credit Acceptance Corp.                               9.13         2/01/2017                6,435
                                                                                                   ----------
                                                                                                       10,720
                                                                                                   ----------
            DIVERSIFIED BANKS (0.8%)
     1,800  USB Realty Corp.(b)                                   1.42(d)              -(e)             1,566
    15,000  Wells Fargo & Co.                                     3.50         3/08/2022               15,179
                                                                                                   ----------
                                                                                                       16,745
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000  Lehman Brothers Holdings, Inc.(f)                     5.75         4/25/2011                  250
     1,500  Lehman Brothers Treasury Co. B.V.(f)                  6.88        12/29/2010                  532
                                                                                                   ----------
                                                                                                          782
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (3.2%)
     3,000  American Equity Investment Life Holding Co.           6.63         7/15/2021                3,120
       260  Delphi Financial Group, Inc.                          7.38         5/15/2037                6,428
     3,000  Forethought Financial Group(b)                        8.63         4/15/2021                3,358
    23,000  Lincoln National Corp.                                7.00         5/17/2066               23,805
     2,000  MetLife, Inc.                                        10.75         8/01/2039                3,050
    25,465  StanCorp Financial Group, Inc.                        6.90         6/01/2067               25,752
                                                                                                   ----------
                                                                                                       65,513
                                                                                                   ----------
            MULTI-LINE INSURANCE (2.9%)
    21,299  Genworth Holdings, Inc.                               6.15        11/15/2066               18,876
    25,000  Glen Meadow Pass-Through Trust(b)                     6.51         2/12/2067               23,875
    15,000  Nationwide Mutual Insurance Co.(b)                    5.81        12/15/2024               15,263
                                                                                                   ----------
                                                                                                       58,014
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     4,000  GE Capital Trust I                                    6.38        11/15/2067                4,255
     5,000  General Electric Capital Corp.                        6.25                 -(e)             5,222
     6,034  ILFC E-Capital Trust I(b)                             4.96(d)     12/21/2065                5,189
    16,362  ILFC E-Capital Trust II(b)                            6.25        12/21/2065               15,176
     5,000  International Lease Finance Corp.                     8.63         1/15/2022                5,963
     1,000  Washington Mutual Bank(f)                             5.55         6/16/2010                  320
                                                                                                   ----------
                                                                                                       36,125
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.1%)
  $  1,000  Assured Guaranty Municipal Holdings, Inc.(b)          6.40%       12/15/2066           $      895
     2,300  Assured Guaranty U.S. Holdings, Inc.                  6.40        12/15/2066                2,087
     3,780  Hanover Insurance Group, Inc.                         8.21         2/03/2027                4,045
     5,400  Ironshore Holdings, Inc.(b)                           8.50         5/15/2020                5,990
     1,500  Kingsway America, Inc.                                7.50         2/01/2014                1,462
     6,000  Liberty Mutual Group, Inc.(b)                         7.00         3/15/2037                6,225
     2,000  Zenith National Insurance Capital Trust I             8.55         8/01/2028                1,990
                                                                                                   ----------
                                                                                                       22,694
                                                                                                   ----------
            REGIONAL BANKS (1.4%)
     1,000  AmSouth Bancorp.                                      6.75        11/01/2025                1,079
     3,000  First Niagara Financial Group, Inc.                   7.25        12/15/2021                3,463
     6,940  First Tennessee Capital II                            6.30         4/15/2034                6,871
     1,500  M&T Capital Trust I                                   8.23         2/01/2027                1,479
     2,000  M&T Capital Trust II                                  8.28         6/01/2027                2,045
    10,409  Regions Bank                                          6.45         6/26/2037               10,954
     1,790  Regions Financial Corp.                               7.38        12/10/2037                1,952
                                                                                                   ----------
                                                                                                       27,843
                                                                                                   ----------
            REINSURANCE (0.1%)
     2,000  Alterra USA Holdings Ltd.(b)                          7.20         4/14/2017                2,064
                                                                                                   ----------
            REITs - RETAIL (0.4%)
     3,000  Brixmor, LLC                                          5.30         1/15/2015                3,030
     2,675  Brixmor, LLC                                          5.25         9/15/2015                2,702
     1,550  Brixmor, LLC                                          7.50         7/30/2029                1,387
                                                                                                   ----------
                                                                                                        7,119
                                                                                                   ----------
            REITs - SPECIALIZED (0.3%)
     5,000  Aviv Healthcare Properties, LP                        7.75         2/15/2019                5,400
       650  Sabra Health Care                                     8.13        11/01/2018                  702
                                                                                                   ----------
                                                                                                        6,102
                                                                                                   ----------
            SPECIALIZED FINANCE (0.5%)
    10,000  National Rural Utilities Cooperative Finance Corp.    4.75         4/30/2043                9,675
                                                                                                   ----------
            Total Financials                                                                          273,238
                                                                                                   ----------
            HEALTH CARE (3.0%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
     1,500  Accellent, Inc.                                       8.38         2/01/2017                1,567
     1,500  Accellent, Inc.                                      10.00        11/01/2017                1,403
     5,000  Universal Hospital Services, Inc.                     7.63         8/15/2020                5,312
                                                                                                   ----------
                                                                                                        8,282
                                                                                                   ----------
            HEALTH CARE FACILITIES (1.4%)
    10,000  HCA Holdings, Inc.                                    7.75         5/15/2021               10,900

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $  5,000  IASIS Healthcare, LLC                                 8.38%        5/15/2019           $    5,275
     5,000  Kindred Healthcare, Inc.                              8.25         6/01/2019                5,288
     4,000  Tenet Healthcare Corp.                                8.00         8/01/2020                4,260
     2,000  Tenet Healthcare Corp.(b)                             4.50         4/01/2021                1,870
       500  United Surgical Partners International, Inc.          9.00         4/01/2020                  556
                                                                                                   ----------
                                                                                                       28,149
                                                                                                   ----------
            HEALTH CARE SERVICES (0.3%)
     1,158  Alliance HealthCare Services, Inc.                    8.00        12/01/2016                1,184
     5,000  Radiation Therapy Services, Inc.                      9.88         4/15/2017                3,500
     2,000  ResCare, Inc.                                        10.75         1/15/2019                2,240
                                                                                                   ----------
                                                                                                        6,924
                                                                                                   ----------
            HEALTH CARE SUPPLIES (0.4%)
     1,000  DJO Finance, LLC                                      9.75        10/15/2017                1,020
     3,000  DJO Finance, LLC                                      7.75         4/15/2018                2,993
     4,000  VWR Funding, Inc.                                     7.25         9/15/2017                4,200
                                                                                                   ----------
                                                                                                        8,213
                                                                                                   ----------
            PHARMACEUTICALS (0.5%)
     5,000  Valeant Pharmaceuticals International, Inc.(b)        6.38        10/15/2020                5,188
     5,000  Valeant Pharmaceuticals International, Inc.(b)        6.75         8/15/2021                5,200
                                                                                                   ----------
                                                                                                       10,388
                                                                                                   ----------
            Total Health Care                                                                          61,956
                                                                                                   ----------
            INDUSTRIALS (7.3%)
            ------------------
            AEROSPACE & DEFENSE (1.0%)
    22,500  Textron Financial Corp.(b)                            6.00         2/15/2067               20,025
                                                                                                   ----------
            AIRLINES (3.4%)
       852  America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017                  899
       506  America West Airlines, Inc. Pass-Through Trust        7.12         1/02/2017                  507
     5,000  American Airlines, Inc. "B" Pass-Through Trust(b)     5.63         1/15/2021                4,938
     6,515  American Airlines, Inc. Pass-Through Trust            7.00         1/31/2018                6,841
     1,820  American Airlines, Inc. Pass-Through Trust            8.63        10/15/2021                1,893
     3,301  Continental Airlines, Inc. "B" Pass-Through Trust     6.25         4/11/2020                3,408
     5,000  Continental Airlines, Inc. Pass-Through Trust         6.13         4/29/2018                5,075
     3,000  Continental Airlines, Inc. Pass-Through Trust         5.50         4/29/2022                3,015
    13,000  Hawaiian Airlines Pass-Through Trust                  4.95         1/15/2022               12,123
     5,196  United Air Lines, Inc. Pass-Through Trust(b)         12.00         7/15/2017                5,832
     7,000  US Airways Group, Inc. "B" Pass-Through Trust         5.38         5/15/2023                6,825
     6,829  US Airways Group, Inc. Pass-Through Trust             8.50         4/22/2017                7,204
     5,000  US Airways Group, Inc. Pass-Through Trust             5.45         6/03/2018                4,750
     2,739  US Airways Group, Inc. Pass-Through Trust             9.75        10/22/2018                3,067
     1,859  US Airways Group, Inc. Pass-Through Trust (INS)       7.08         3/20/2021                1,970
                                                                                                   ----------
                                                                                                       68,347
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            BUILDING PRODUCTS (0.3%)
  $  5,000  USG Corp.(b)                                          8.38%       10/15/2018           $    5,488
                                                                                                   ----------
            COMMERCIAL PRINTING (0.9%)
     5,000  Cenveo Corp.                                          8.88         2/01/2018                4,912
     5,035  Harland Clarke Holdings Corp.                         6.00(d)      5/15/2015                5,035
     8,000  R.R. Donnelley & Sons Co.                             8.25         3/15/2019                8,880
                                                                                                   ----------
                                                                                                       18,827
                                                                                                   ----------
            CONSTRUCTION & ENGINEERING (0.1%)
     2,000  Zachry Holdings, Inc.(b)                              7.50         2/01/2020                2,075
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
     5,000  Navistar International Corp.                          8.25        11/01/2021                5,138
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.0%)
       715  Tomkins, LLC                                          9.00        10/01/2018                  783
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.6%)
     5,000  Dynacast International, LLC                           9.25         7/15/2019                5,500
     1,200  Mueller Water Products, Inc.                          8.75         9/01/2020                1,321
     5,000  Thermadyne Holdings Corp.                             9.00        12/15/2017                5,425
                                                                                                   ----------
                                                                                                       12,246
                                                                                                   ----------
            RAILROADS (0.4%)
     4,135  Florida East Coast Railway Corp.                      8.13         2/01/2017                4,404
     3,824  Southern Capital Pass-Through Trust(b)                5.70         6/30/2022                4,021
                                                                                                   ----------
                                                                                                        8,425
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
     3,500  United Rentals North America, Inc.                    7.38         5/15/2020                3,876
                                                                                                   ----------
            TRUCKING (0.1%)
     2,500  Avis Budget Car Rental, LLC(b)                        5.50         4/01/2023                2,475
                                                                                                   ----------
            Total Industrials                                                                         147,705
                                                                                                   ----------
            INFORMATION TECHNOLOGY (2.4%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
     3,500  Avaya, Inc.(b)                                        7.00         4/01/2019                3,246
     3,500  Avaya, Inc.(b)                                       10.50         3/01/2021                2,704
                                                                                                   ----------
                                                                                                        5,950
                                                                                                   ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     4,750  First Data Corp.(b)                                   7.38         6/15/2019                5,011
     2,000  First Data Corp.(b)                                   6.75        11/01/2020                2,098
     8,000  First Data Corp.(b)                                  11.25         1/15/2021                8,320
     4,000  Lender Processing Services, Inc.                      5.75         4/15/2023                4,300
     4,000  SunGard Data Systems, Inc.                            6.63        11/01/2019                4,170

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $  1,995  SunGard Data Systems, Inc.(a)                        4.00%         3/08/2020           $    2,020
                                                                                                   ----------
                                                                                                       25,919
                                                                                                   ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     3,000  SunEdison, Inc.                                      7.75          4/01/2019                2,910
                                                                                                   ----------
            SEMICONDUCTORS (0.2%)
     3,000  Freescale Semiconductor, Inc.(b)                     9.25          4/15/2018                3,266
                                                                                                   ----------
            SYSTEMS SOFTWARE (0.3%)
     5,000  Sophia, LP                                           9.75          1/15/2019                5,450
                                                                                                   ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
     3,990  CDW, LLC                                             8.50          4/01/2019                4,399
                                                                                                   ----------
            Total Information Technology                                                               47,894
                                                                                                   ----------
            MATERIALS (4.6%)
            ----------------
            ALUMINUM (0.2%)
     4,000  Aleris International, Inc.                           7.63          2/15/2018                4,225
                                                                                                   ----------
            COMMODITY CHEMICALS (0.5%)
     5,000  Hexion U.S. Finance Corp.                            8.88          2/01/2018                5,225
     5,000  Hexion U.S. Finance Corp.(b)                         6.63          4/15/2020                5,138
                                                                                                   ----------
                                                                                                       10,363
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.5%)
     5,456  Allegheny Ludlum Corp.                               6.95         12/15/2025                5,583
     4,000  Thompson Creek Metals Co., Inc.                      7.38          6/01/2018                3,400
                                                                                                   ----------
                                                                                                        8,983
                                                                                                   ----------
            METAL & GLASS CONTAINERS (1.2%)
     8,500  Reynolds Group Issuer, Inc.                          7.88          8/15/2019                9,392
     9,000  Reynolds Group Issuer, Inc.                          9.88          8/15/2019                9,765
     5,000  Reynolds Group Issuer, Inc.                          5.75         10/15/2020                5,100
                                                                                                   ----------
                                                                                                       24,257
                                                                                                   ----------
            PAPER PACKAGING (0.3%)
     7,000  Sealed Air Corp.(b)                                  6.88          7/15/2033                6,685
                                                                                                   ----------
            PAPER PRODUCTS (0.6%)
     8,725  Mercer International, Inc.                           9.50         12/01/2017                9,292
     4,000  Verso Paper Holdings, LLC                            8.75          2/01/2019                1,620
                                                                                                   ----------
                                                                                                       10,912
                                                                                                   ----------
            SPECIALTY CHEMICALS (0.2%)
     5,000  Momentive Performance Materials, Inc.                9.00          1/15/2021                4,600
       250  US Coatings Acquisition, Inc.(b)                     7.38          5/01/2021                  260
                                                                                                   ----------
                                                                                                        4,860
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            STEEL (1.1%)
  $ 12,000  Atkore International, Inc.(b)                         9.88%        1/01/2018           $   13,080
     4,000  Edgen Murray Corp.(b)                                 8.75        11/01/2020                4,020
     4,000  JMC Steel Group(b)                                    8.25         3/15/2018                4,000
     1,000  Severstal Columbus, LLC                              10.25         2/15/2018                1,065
                                                                                                   ----------
                                                                                                       22,165
                                                                                                   ----------
            Total Materials                                                                            92,450
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (5.3%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.5%)
    10,000  Level 3 Financing, Inc.                               8.13         7/01/2019               10,925
                                                                                                   ----------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
    10,000  CenturyLink, Inc.                                     5.80         3/15/2022               10,025
     5,000  Cincinnati Bell, Inc.                                 8.75         3/15/2018                5,225
     5,000  Frontier Communications Corp.                         7.63         4/15/2024                5,075
     9,000  Frontier Communications Corp.                         9.00         8/15/2031                8,865
       627  Qwest Corp.                                           7.38         6/01/2051               15,894
    10,000  Windstream Corp.(b)                                   7.50         6/01/2022               10,350
     3,000  Windstream Corp.                                      6.38         8/01/2023                2,865
                                                                                                   ----------
                                                                                                       58,299
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (1.9%)
     5,000  Cricket Communications, Inc.                          7.75        10/15/2020                5,706
     4,000  MetroPCS Wireless, Inc.                               6.63        11/15/2020                4,215
     1,600  MetroPCS Wireless, Inc.(b)                            6.25         4/01/2021                1,638
     2,000  MetroPCS Wireless, Inc.(b)                            6.63         4/01/2023                2,048
     5,000  NII Capital Corp.                                     8.88        12/15/2019                4,425
     2,000  NII Capital Corp.                                     7.63         4/01/2021                1,625
    12,000  Sprint Corp.                                          7.00         8/15/2020               12,705
     6,000  Sprint Corp.                                          6.00        11/15/2022                5,805
                                                                                                   ----------
                                                                                                       38,167
                                                                                                   ----------
            Total Telecommunication Services                                                          107,391
                                                                                                   ----------
            UTILITIES (5.0%)
            ----------------
            ELECTRIC UTILITIES (2.4%)
       336  FPL Energy National Wind Portfolio, LLC(b)            6.13         3/25/2019                  273
       148  FPL Energy Wind Funding, LLC(b)                       6.88         6/27/2017                  132
     2,000  NextEra Energy Capital                                6.65         6/15/2067                2,112
     2,000  NextEra Energy Capital                                7.30         9/01/2067                2,227
     3,000  Otter Tail Corp.                                      9.00        12/15/2016                3,477
    24,630  PPL Capital Funding, Inc.                             6.70         3/30/2067               25,636
     4,000  Texas Competitive Electric Holdings Co., LLC         10.25        11/01/2015                  280
    16,960  Texas Competitive Electric Holdings Co., LLC (a)      4.72        10/10/2017               11,935

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $  3,000  Texas Competitive Electric Holdings Co., LLC(b)      11.50%       10/01/2020           $    2,265
                                                                                                   ----------
                                                                                                       48,337
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.5%)
     7,000  AES Corp.                                             7.38         7/01/2021                7,945
     5,400  Calpine Corp.(b)                                      7.88         1/15/2023                5,886
    15,000  Genon Energy, Inc.                                    9.88        10/15/2020               16,950
                                                                                                   ----------
                                                                                                       30,781
                                                                                                   ----------
            MULTI-UTILITIES (1.1%)
     9,790  Integrys Energy Group, Inc.                           6.11        12/01/2066               10,287
    11,025  Puget Sound Energy, Inc.                              6.97         6/01/2067               11,536
                                                                                                   ----------
                                                                                                       21,823
                                                                                                   ----------
            Total Utilities                                                                           100,941
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,322,833)                                          1,397,677
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (13.2%)

            CONSUMER DISCRETIONARY (0.4%)
            -----------------------------
            CABLE & SATELLITE (0.3%)
     5,000  Nara Cable Funding Ltd.(b)                            8.88        12/01/2018                5,275
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,500  Carlson Wagonlit B.V.(b)                              6.88         6/15/2019                2,603
                                                                                                   ----------
            Total Consumer Discretionary                                                                7,878
                                                                                                   ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            PACKAGED FOODS & MEAT (1.1%)
     2,300  Fage USA Dairy Industry, Inc.(b)                      9.88         2/01/2020                2,527
     9,425  JBS S.A.                                             10.50         8/04/2016               10,367
     3,000  Minerva Luxembourg, S.A.                              7.75         1/31/2023                2,918
     5,000  Sun Merger Sub, Inc.(b)                               5.88         8/01/2021                5,025
                                                                                                   ----------
                                                                                                       20,837
                                                                                                   ----------
            Total Consumer Staples                                                                     20,837
                                                                                                   ----------
            ENERGY (0.1%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000  Expro Finance Luxembourg SCA(b)                       8.50        12/15/2016                2,120
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.0%)
     1,000  OGX Austria GmbH(b)                                   8.38         4/01/2022                  210
                                                                                                   ----------
            Total Energy                                                                                2,330
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            FINANCIALS (4.4%)
            -----------------
            DIVERSIFIED BANKS (1.1%)
  $  1,000  Barclays Bank plc(b)                                 5.93%                 -(e)        $    1,018
     3,500  BayernLB Capital Trust l                             6.20                  -(e)             2,604
     4,000  Compass Bank                                         6.40         10/01/2017                4,327
     5,000  Royal Bank of Scotland Group plc                     7.64                  -(e)             4,563
    10,000  Royal Bank of Scotland Group plc                     9.50          3/16/2022               11,091
                                                                                                   ----------
                                                                                                       23,603
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,000  Deutsche Bank Capital Trust IV                       4.59(d)               -(e)             4,412
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (0.1%)
     2,000  Great-West Life & Annuity Insurance Capital, LP(b)   7.15          5/16/2046                2,085
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.7%)
     5,000  AXA S.A.(b)                                          6.46                  -(e)             5,012
     8,272  ZFS Finance USA Trust II(b)                          6.45         12/15/2065                8,872
                                                                                                   ----------
                                                                                                       13,884
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     2,000  ING Capital Funding Trust III                        3.87(d)               -(e)             1,950
     6,986  ING Groep N.V.                                       5.78                  -(e)             6,986
        36  ING Groep N.V.                                       7.20                  -(e)               905
        58  ING Groep N.V.                                       8.50                  -(e)             1,471
        27  ING Groep N.V.                                       7.38                  -(e)               667
                                                                                                   ----------
                                                                                                       11,979
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
    22,000  QBE Capital Funding III Ltd.(b)                      7.25          5/24/2041               23,686
     4,000  XL Group plc                                         6.50                  -(e)             3,950
                                                                                                   ----------
                                                                                                       27,636
                                                                                                   ----------
            REGIONAL BANKS (0.0%)
     2,000  Glitnir Banki hf, acquired 1/25/2008;
              cost $1,830(b),(f),(g)                             4.75         10/15/2010                  600
     1,000  Kaupthing Bank hf, acquired 1/25/2008;
              cost $888(b),(f),(g)                               5.75         10/04/2011                  252
                                                                                                   ----------
                                                                                                          852
                                                                                                   ----------
            REINSURANCE (0.3%)
     5,000  Swiss Re Capital I, LP(b)                            6.85                  -(e)             5,262
                                                                                                   ----------
            Total Financials                                                                           89,713
                                                                                                   ----------
            INDUSTRIALS (1.4%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
     2,000  Bombardier, Inc.(b)                                  6.13          1/15/2023                2,055
                                                                                                   ----------

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            AIRLINES (0.6%)
  $ 12,000  Air Canada "B" Pass-Through Trust(b)                  5.38%        5/15/2021           $   11,670
                                                                                                   ----------
            MARINE (0.5%)
     5,000  Navios Maritime Holdings, Inc.                        8.88        11/01/2017                5,269
     5,000  Navios Maritime Holdings, Inc.                        8.13         2/15/2019                4,781
                                                                                                   ----------
                                                                                                       10,050
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
     5,000  Ashtead Capital, Inc.(b)                              6.50         7/15/2022                5,337
                                                                                                   ----------
            Total Industrials                                                                          29,112
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
     4,963  Magic Newco, LLC(a)                                   7.25        12/12/2018                5,015
                                                                                                   ----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
     2,000  MMI International Ltd.(b)                             8.00         3/01/2017                2,020
                                                                                                   ----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
     5,000  Global A&T Electronics                               10.00         2/01/2019                5,237
                                                                                                   ----------
            Total Information Technology                                                               12,272
                                                                                                   ----------
            MATERIALS (3.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
     3,000  CEMEX Finance, LLC(b)                                 9.50        12/14/2016                3,210
     1,000  CEMEX Finance, LLC(b)                                 9.38        10/12/2022                1,125
     1,000  CEMEX, S.A. de C.V.(b)                                9.00         1/11/2018                1,093
                                                                                                   ----------
                                                                                                        5,428
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     1,000  INEOS Finance plc(b)                                  7.50         5/01/2020                1,080
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.9%)
    15,000  Glencore Funding, LLC(b)                              4.13         5/30/2023               13,462
     5,000  Vedanta Resources plc(b)                              8.25         6/07/2021                5,247
                                                                                                   ----------
                                                                                                       18,709
                                                                                                   ----------
            GOLD (0.5%)
     5,000  Eldorado Gold Corp.(b)                                6.13        12/15/2020                4,825
     5,000  New Gold, Inc.(b)                                     6.25        11/15/2022                4,775
                                                                                                   ----------
                                                                                                        9,600
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.7%)
     7,000  Ardagh Packaging Finance plc(b)                       7.38        10/15/2017                7,490
     4,000  Ardagh Packaging Finance plc(b)                       9.13        10/15/2020                4,360
     1,000  Ardagh Packaging Finance plc(b)                       7.00        11/15/2020                  987
     1,000  Ardagh Packaging Finance plc(b)                       4.88        11/15/2022                  975
                                                                                                   ----------
                                                                                                       13,812
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            PAPER PACKAGING (0.3%)
  $  6,200  Smurfit Kappa Treasury Funding Ltd.                  7.50%        11/20/2025           $    6,805
                                                                                                   ----------
            PAPER PRODUCTS (0.2%)
     5,000  Sappi Papier Holding GmbH(b)                         6.63          4/15/2021                4,863
                                                                                                   ----------
            STEEL (0.9%)
    15,000  ArcelorMittal                                        7.50         10/15/2039               14,287
     5,000  FMG Resources (August 2006) Pty Ltd.(b)              6.88          4/01/2022                4,969
                                                                                                   ----------
                                                                                                       19,256
                                                                                                   ----------
            Total Materials                                                                            79,553
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     5,000  Sable International Finance Ltd.(b)                  8.75          2/01/2020                5,600
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     5,000  Digicel Ltd.(b)                                      6.00          4/15/2021                4,913
     5,000  Intelsat Jackson Holdings Ltd.                       7.25          4/01/2019                5,431
                                                                                                   ----------
                                                                                                       10,344
                                                                                                   ----------
            Total Telecommunication Services                                                           15,944
                                                                                                   ----------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
    10,000  Electricite De France S.A.(b)                        5.25                  -(e)             9,580
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations
              (cost: $256,069)                                                                        267,219
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (6.2%)

            FINANCIALS (6.2%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (6.2%)
     2,444  Banc of America Commercial Mortgage, Inc.(b)         5.48         12/10/2042                2,351
     4,920  Banc of America Commercial Mortgage, Inc.            5.95          5/10/2045                5,266
         6  Banc of America Commercial Mortgage, Inc.(b)         5.46          9/10/2047                    7
     5,000  Banc of America Commercial Mortgage, Inc.            6.44          2/10/2051                5,220
       500  Banc of America Merrill Lynch Commercial
              Mortgage, Inc.(b)                                  6.14          9/10/2047                  527
     2,500  Bear Stearns Commercial Mortgage Securities, Inc.    5.49         12/11/2040                2,248
     4,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.21          2/11/2041                4,055
     3,176  Bear Stearns Commercial Mortgage Securities,
              Inc.(b)                                            5.66          9/11/2041                2,909
     5,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.57          1/12/2045                5,026
     2,500  Citigroup Commercial Mortgage Trust                  5.94          3/15/2049                2,604
     5,000  Citigroup/Deutsche Bank Commercial Mortgage Trust    5.22          7/15/2044                5,219
     2,950  Credit Suisse Commercial Mortgage Pass-Through
              Trust                                              5.80          6/15/2038                2,966

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
  $ 15,000  Credit Suisse Commercial Mortgage Pass-Through
              Trust                                              0.39%         2/15/2040           $   10,691
     1,000  Credit Suisse First Boston Mortgage
              Securities Corp.(b)                                5.78         12/15/2035                1,004
     3,213  Credit Suisse First Boston Mortgage
              Securities Corp.(b)                                5.02          1/15/2037                3,253
     7,110  GE Capital Commercial Mortgage Corp.                 5.47          3/10/2044                7,229
     5,000  GE Capital Commercial Mortgage Corp.                 5.61         12/10/2049                4,929
     2,000  GMAC Commercial Mortgage Securities, Inc.            4.97         12/10/2041                1,867
    10,000  GS Mortgage Securities Corp. II                      5.63          4/10/2038               10,078
     1,000  GS Mortgage Securities Corp. II                      5.53          8/10/2038                1,028
     6,000  GS Mortgage Securities Corp. II                      5.83          8/10/2038                5,896
     2,830  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.14          9/12/2037                2,532
     2,151  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.33          1/12/2043                2,314
     3,378  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.36         12/15/2044                3,525
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.48          5/15/2045                2,041
     3,750  Merrill Lynch Mortgage Trust                         5.18          7/12/2038                3,529
     5,000  Merrill Lynch Mortgage Trust                         5.68          5/12/2039                5,083
     5,000  Merrill Lynch Mortgage Trust                         5.05          8/12/2039                4,860
     1,755  Morgan Stanley Capital I, Inc.                       5.15          8/13/2042                1,809
     1,445  Morgan Stanley Capital I, Inc.                       5.17          8/13/2042                1,463
     3,000  Morgan Stanley Capital I, Inc.                       5.79          7/12/2044                3,266
     2,000  Wachovia Bank Commercial Mortgage Trust(b)           4.99          5/15/2044                1,854
     4,000  Wachovia Bank Commercial Mortgage Trust              5.56         12/15/2044                4,008
     5,000  Wachovia Bank Commercial Mortgage Trust              5.37         11/15/2048                4,672
                                                                                                   ----------
                                                                                                      125,329
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       713  Credit Suisse First Boston Corp.,
              acquired 6/13/2003; cost $35(g)                    1.76          5/17/2040                   39
                                                                                                   ----------
            Total Financials                                                                          125,368
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $118,326)                                     125,368
                                                                                                   ----------

            MUNICIPAL BONDS (0.2%)

            CASINOS & GAMING (0.2%)
     5,078  Mashantucket (Western) Pequot Tribe(b)               6.35          7/01/2026                3,383
       275  Seneca Nation of Indians Capital Improvements
              Auth.(b)                                           6.75         12/01/2013                  275
                                                                                                   ----------
                                                                                                        3,658
                                                                                                   ----------
            Total Municipal Bonds (cost: $3,028)                                                        3,658
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            EQUITY SECURITIES (7.9%)

            COMMON STOCKS (3.9%)

            CONSUMER DISCRETIONARY (1.0%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400  LVMH Moet Hennessy ADR                                               $    2,116
                                                                                 ----------
            AUTO PARTS & EQUIPMENT (0.2%)
    57,766  Lear Corp.                                                                4,001
       427  MD Investors Corp., acquired 10/16/2009; cost $0*(g),(h)                     11
                                                                                 ----------
                                                                                      4,012
                                                                                 ----------
            CABLE & SATELLITE (0.3%)
    20,000  Charter Communications, Inc. "A"*                                         2,515
    72,680  Comcast Corp. "A"                                                         3,276
                                                                                 ----------
                                                                                      5,791
                                                                                 ----------
            CATALOG RETAIL (0.1%)
    10,874  Harry & David Holdings, Inc., acquired 9/13/2011;
              cost $2,528(b),(g),(h)                                                  1,142
                                                                                 ----------
            GENERAL MERCHANDISE STORES (0.1%)
    40,435  Target Corp.                                                              2,881
                                                                                 ----------
            HOME FURNISHINGS (0.1%)
    73,070  Tempur-Pedic International, Inc.*                                         2,897
                                                                                 ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    25,400  Hyatt Hotels Corp. "A"*                                                   1,149
                                                                                 ----------
            PUBLISHING (0.0%)
    50,096  American Media, Inc., acquired 12/22/2010;
              cost $969*(b),(g),(h)                                                     606
                                                                                 ----------
            Total Consumer Discretionary                                             20,594
                                                                                 ----------
            CONSUMER STAPLES (0.3%)
            -----------------------
            DRUG RETAIL (0.1%)
    35,500  CVS Caremark Corp.                                                        2,183
                                                                                 ----------
            HOUSEHOLD PRODUCTS (0.1%)
    11,242  Kimberly-Clark Corp.                                                      1,111
                                                                                 ----------
            PACKAGED FOODS & MEAT (0.1%)
    47,100  Green Mountain Coffee Roasters, Inc.*                                     3,635
                                                                                 ----------
            Total Consumer Staples                                                    6,929
                                                                                 ----------
            ENERGY (0.3%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
     8,522  Chevron Corp.                                                             1,073
    47,063  Royal Dutch Shell plc ADR                                                 3,217
                                                                                 ----------
                                                                                      4,290
                                                                                 ----------

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602  Deepocean Group Holdings AS, acquired 6/28/2011;
              cost $1,636*(g),(h)                                                $    2,231
                                                                                 ----------
            Total Energy                                                              6,521
                                                                                 ----------
            FINANCIALS (0.3%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
    21,952  MetLife, Inc.                                                             1,063
                                                                                 ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    18,507  JPMorgan Chase & Co.                                                      1,031
                                                                                 ----------
            SPECIALIZED FINANCE (0.1%)
    35,130  CME Group, Inc.                                                           2,599
                                                                                 ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241  People's United Financial, Inc.                                           1,729
                                                                                 ----------
            Total Financials                                                          6,422
                                                                                 ----------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.0%)
     3,407  Diagnostic Services Holdings, acquired 6/01/2009;
              cost $756*(b),(g),(h)                                                     169
                                                                                 ----------
            PHARMACEUTICALS (0.5%)
    22,300  AbbVie, Inc.                                                              1,014
    27,162  Johnson & Johnson                                                         2,540
    50,900  Merck & Co., Inc.                                                         2,452
    52,607  Novartis AG ADR                                                           3,767
                                                                                 ----------
                                                                                      9,773
                                                                                 ----------
            Total Health Care                                                         9,942
                                                                                 ----------
            INDUSTRIALS (0.2%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
       518  Quad Graphics, Inc.                                                          15
                                                                                 ----------
            INDUSTRIAL CONGLOMERATES (0.2%)
   120,000  General Electric Co.                                                      2,924
                                                                                 ----------
            Total Industrials                                                         2,939
                                                                                 ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    27,798  Automatic Data Processing, Inc.                                           2,004
                                                                                 ----------
            SEMICONDUCTORS (0.1%)
    74,500  Intel Corp.                                                               1,736
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (0.1%)
    61,150  Microsoft Corp.                                                      $    1,946
                                                                                 ----------
            Total Information Technology                                              5,686
                                                                                 ----------
            MATERIALS (0.7%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
    61,024  LyondellBasell Industries N.V. "A"                                        4,193
                                                                                 ----------
            CONSTRUCTION MATERIALS (0.0%)
       596  Panolam Holdings Co., acquired 1/20/2010; cost $315*(g),(h)                   -
                                                                                 ----------
            DIVERSIFIED CHEMICALS (0.1%)
    20,716  E.I. du Pont de Nemours & Co.                                             1,195
                                                                                 ----------
            GOLD (0.1%)
    43,000  Barrick Gold Corp.                                                          730
    28,300  Goldcorp, Inc.                                                              799
    33,650  Newmont Mining Corp.                                                      1,009
                                                                                 ----------
                                                                                      2,538
                                                                                 ----------
            PAPER PRODUCTS (0.3%)
    54,650  Clearwater Paper Corp.*                                                   2,673
    57,700  International Paper Co.                                                   2,788
                                                                                 ----------
                                                                                      5,461
                                                                                 ----------
            Total Materials                                                          13,387
                                                                                 ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    80,403  AT&T, Inc.                                                                2,836
                                                                                 ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    40,677  Crown Castle International Corp.*                                         2,857
                                                                                 ----------
            Total Telecommunication Services                                          5,693
                                                                                 ----------
            Total Common Stocks (cost: $58,663)                                      78,113
                                                                                 ----------

            PREFERRED STOCKS (4.0%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
   120,000  Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(b)                                    12,878
                                                                                 ----------
            ENERGY (1.2%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    22,000  Chesapeake Energy Corp., 5.75%, perpetual(b)                             24,247
                                                                                 ----------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                               MARKET
$(000)/                                                                               VALUE
SHARES      SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            FINANCIALS (2.1%)
            -----------------
            CONSUMER FINANCE (0.6%)
     3,000  Ally Financial, Inc., 7.00%, perpetual                               $    2,972
  $320,000  GMAC Capital Trust I, 8.13%, cumulative redeemable                        8,496
                                                                                 ----------
                                                                                     11,468
                                                                                 ----------
            DIVERSIFIED BANKS (0.3%)
     8,000  US Bancorp, 7.19%, perpetual                                              6,973
                                                                                 ----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
  $  3,000  Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                            3,150
  $  2,000  Syncora Holdings Ltd., 6.88%, perpetual(h)                                    -
                                                                                 ----------
                                                                                      3,150
                                                                                 ----------
            REINSURANCE (0.0%)
     3,000  American Overseas Group Ltd., 7.50%, non-cumulative,
              acquired 1/23/2007 - 3/02/2007; cost $3,109(g),(h)                        750
                                                                                 ----------
            REITs - INDUSTRIAL (0.6%)
   185,741  ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual        11,580
                                                                                 ----------
            REITs - OFFICE (0.3%)
   240,000  CommonWealth REIT, Series E, 7.25%,
              cumulative redeemable, perpetual                                        5,962
                                                                                 ----------
            REITs - SPECIALIZED (0.1%)
    70,000  Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                    1,740
                                                                                 ----------
            THRIFTS & MORTGAGE FINANCE (0.0%)
    20,000  Freddie Mac, 6.02%, perpetual*                                               79
    80,000  Freddie Mac, 8.38%, perpetual*                                              405
                                                                                 ----------
                                                                                        484
                                                                                 ----------
            Total Financials                                                         42,107
                                                                                 ----------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
    27,000  Southern California Edison, Series D, 6.50%,
              cumulative redeemable, perpetual                                        2,855
                                                                                 ----------
            Total Preferred Stocks (cost: $78,635)                                   82,087
                                                                                 ----------

            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.0%)
       147  Lear Corp.*                                                                  21
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            CABLE & SATELLITE (0.0%)
     5,016  Charter Communications Inc. "A"*                                                       $      405
                                                                                                   ----------

            PUBLISHING (0.0%)
    12,745  Reader's Digest Association, Inc.*(h)                                                           -
                                                                                                   ----------
            Total Consumer Discretionary                                                                  426
                                                                                                   ----------
            Total Warrants (cost: $28)                                                                    426
                                                                                                   ----------
            Total Equity Securities (cost: $137,326)                                                  160,626
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                             RATE         MATURITY
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.8%)

            COMMERCIAL PAPER (1.8%)

            MATERIALS (0.2%)
            ----------------
            SPECIALTY CHEMICALS (0.2%)
  $  3,459  Albemarle Corp.(b),(i)                               0.22%        8/05/2013                 3,459
                                                                                                   ----------
            UTILITIES (1.6%)
            ----------------
            ELECTRIC UTILITIES (1.0%)
     7,763  Pacific Gas & Electric Co.(b),(i)                    0.22         8/01/2013                 7,763
    12,306  Southern California Edison Co.(b),(i)                0.21         8/02/2013                12,306
                                                                                                   ----------
                                                                                                       20,069
                                                                                                   ----------
            GAS UTILITIES (0.4%)
     8,560  Peoples Gas Light & Coke Co.                         0.26         8/01/2013                 8,560
                                                                                                   ----------
            MULTI-UTILITIES (0.2%)
     3,658  Integrys Energy Group, Inc.(b),(i)                   0.22         8/06/2013                 3,658
                                                                                                   ----------
            Total Utilities                                                                            32,287
                                                                                                   ----------
            Total Money Market Instruments (cost: $35,746)                                             35,746
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $1,873,328)                                                   $1,990,294
                                                                                                   ==========

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $15,894           $1,381,783          $    -     $1,397,677
  Eurodollar and Yankee
   Obligations                                      -              267,219               -        267,219
  Commercial Mortgage
   Securities                                       -              125,368               -        125,368
  Municipal Bonds                                   -                3,658               -          3,658
Equity Securities:
  Common Stocks                                73,954                    -           4,159         78,113
  Preferred Stocks                              8,496               72,841             750         82,087
  Warrants                                        426                    -               -            426
Money Market Instruments:
  Commercial Paper                                  -               35,746               -         35,746
---------------------------------------------------------------------------------------------------------
Total                                         $98,770           $1,886,615          $4,909     $1,990,294
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------------
                                        CORPORATE OBLIGATIONS       COMMON STOCKS          PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                             $ 229             $2,373                       $750
Purchases                                                   -                  -                          -
Sales                                                      (8)                 -                          -
Transfers into Level 3                                      -                  -                          -
Transfers out of Level 3                                    -                  -                          -
Net realized gain (loss) on investments                     8                  -                          -
Change in net unrealized appreciation/depreciation
  of investments.                                        (229)             1,786                          -
-----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                $-             $4,159                       $750
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through July 31, 2013, preferred stocks with a fair value of $2,154,000 were transferred from Level 1 to Level 2 as a result of an adjustment by the pricing service to reflect a change from last traded price to average of bid and asked prices being reported by pricing service at the beginning of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.1% of net assets at July 31, 2013.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

    reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT    Real estate investment trust

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2013.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2013, was $5,800,000, which represented 0.3% of the Fund's net assets.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

    (h) Security was fair valued at July 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,909,000, which represented 0.2% of net assets of the fund.

    (i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

     *    Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,873,328)         $1,990,294
   Cash                                                                            40
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                         772
         Unaffiliated transactions                                              2,222
      USAA Asset Management Company (Note 6C)                                       4
      Dividends and interest                                                   32,447
      Securities sold                                                          24,501
                                                                           ----------
         Total assets                                                       2,050,280
                                                                           ----------
LIABILITIES
   Payables:
      Securities purchased                                                     24,711
      Capital shares redeemed:
         Affiliated transactions (Note 7)                                         500
         Unaffiliated transactions                                              1,513
   Accrued management fees                                                        924
   Accrued transfer agent's fees                                                   65
   Other accrued expenses and payables                                            173
                                                                           ----------
         Total liabilities                                                     27,886
                                                                           ----------
            Net assets applicable to capital shares outstanding            $2,022,394
                                                                           ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $1,872,371
   Accumulated undistributed net investment income                              1,611
   Accumulated net realized gain on investments                                31,446
   Net unrealized appreciation of investments                                 116,966
                                                                           ----------
            Net assets applicable to capital shares outstanding            $2,022,394
                                                                           ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,250,728/142,316 shares outstanding)    $     8.79
                                                                           ==========
      Institutional Shares (net assets of $764,558/87,038
         shares outstanding)                                               $     8.78
                                                                           ==========
   Adviser Shares (net assets of $7,108/808 shares outstanding)            $     8.79
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $93)                    $ 13,549
   Interest                                                             128,791
                                                                       --------
         Total income                                                   142,340
                                                                       --------
EXPENSES
   Management fees                                                       10,922
   Administration and servicing fees:
      Fund Shares                                                         1,928
      Institutional Shares                                                  727
      Adviser Shares                                                         10
   Transfer agent's fees:
      Fund Shares                                                         2,522
      Institutional Shares                                                  727
      Adviser Shares                                                          1
   Distribution and service fees (Note 6E):
      Adviser Shares                                                         16
   Custody and accounting fees:
      Fund Shares                                                           194
      Institutional Shares                                                  107
      Adviser Shares                                                          1
   Postage:
      Fund Shares                                                            64
      Institutional Shares                                                    6
   Shareholder reporting fees:
      Fund Shares                                                            57
      Institutional Shares                                                    6
   Trustees' fees                                                            13
   Registration fees:
      Fund Shares                                                            49
      Institutional Shares                                                   50
      Adviser Shares                                                         24
   Professional fees                                                        191
   Other                                                                     32
                                                                       --------
         Total expenses                                                  17,647
   Expenses reimbursed:
      Adviser Shares                                                         (9)
                                                                       --------
         Net expenses                                                    17,638
                                                                       --------
NET INVESTMENT INCOME                                                   124,702
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Unaffiliated transactions                                          34,337
      Affiliated transactions (Note 8)                                    8,710
   Change in net unrealized appreciation/depreciation                    57,303
                                                                       --------
         Net realized and unrealized gain                               100,350
                                                                       --------
   Increase in net assets resulting from operations                    $225,052
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                 2013           2012
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $  124,702     $  109,862
   Net realized gain on investments                            43,047         20,840
   Change in net unrealized appreciation/depreciation
      of investments                                           57,303        (50,603)
                                                           -------------------------
      Increase in net assets resulting from operations        225,052         80,099
                                                           -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                             (76,922)       (95,369)
      Institutional Shares                                    (46,909)       (14,433)
      Adviser Shares                                             (382)          (369)
                                                           -------------------------
         Total distributions of net investment income        (124,213)      (110,171)
                                                           -------------------------
   Net realized gains:
      Fund Shares                                             (14,530)             -
      Institutional Shares                                    (10,155)             -
      Adviser Shares                                              (79)             -
                                                           -------------------------
         Total distributions of net realized gains            (24,764)             -
                                                           -------------------------
      Distributions to shareholders                          (148,977)      (110,171)
                                                           -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                               (275,508)        11,130
   Institutional Shares                                       486,358        118,184
   Adviser Shares                                               1,148            305
                                                           -------------------------
      Total net increase in net assets from
         capital share transactions                           211,998        129,619
                                                           -------------------------
   Net increase in net assets                                 288,073         99,547
NET ASSETS
   Beginning of year                                        1,734,321      1,634,774
                                                           -------------------------
   End of year                                             $2,022,394     $1,734,321
                                                           =========================
Accumulated undistributed net investment income:
   End of year                                             $    1,611     $    1,349
                                                           =========================

See accompanying notes to financial statements.

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

        are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

        may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in 1A2 and certain bonds, which are valued based on methods discussed in Note 1A1, and commercial paper, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by tender offers and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                     FAIR VALUE AT                        SIGNIFICANT
                     JULY 31, 2013      VALUATION         UNOBSERVABLE
ASSETS               ($ IN 000'S)       TECHNIQUE(S)      INPUT(S)                       RANGE
----------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks        $3,006             Market            Revenue Multiple(a)    0.08x - 2.20x
                                        Comparables       EBITDA Multiple(a)    1.42x - 18.80x
                                                          Earnings per
                                                          Share Multiple(a)   (2.60)x - 27.40x
                                                          Discount for lack
                                                          of marketability(b)    0.03% - 2.00%
----------------------------------------------------------------------------------------------

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $450,000; all of which were when-issued securities and sold prior to July 31, 2013.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended July 31, 2013,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    custodian and other bank credits reduced the Fund's expenses by less than $500.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the year ended July 31, 2013, the Adviser Shares incurred redemption fees of $2,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2013, the Fund paid CAPCO facility fees of $12,000, which represents 3.4% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for REIT and non-REIT return of capital adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $227,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2013, and 2012, was as follows:

                                                  2013                 2012
                                              ---------------------------------
Ordinary income*                              $128,540,000         $110,171,000
Long-term realized capital gains                20,437,000                    -

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                    $  5,975,000
Undistributed long-term capital gains                              28,015,000
Unrealized appreciation of investments                            116,212,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, return of capital dividend, and distribution adjustments.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carryforward net capital losses indefinitely.
Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2013, were $1,086,317,000 and $895,622,000, respectively.

As of July 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $1,874,082,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2013, for federal income tax purposes, were $157,524,000 and

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

$41,312,000, respectively, resulting in net unrealized appreciation of $116,212,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                      YEAR ENDED                    YEAR ENDED
                                     JULY 31, 2013                 JULY 31, 2012
------------------------------------------------------------------------------------
                                 SHARES        AMOUNT         SHARES         AMOUNT
                                ----------------------------------------------------
FUND SHARES:
Shares sold                      58,445      $ 513,780        61,114       $ 501,508
Shares issued from reinvested
 dividends                        9,721         84,713        10,987          89,745
Shares redeemed                 (99,767)      (874,001)      (70,582)       (580,123)
                                ----------------------------------------------------
Net increase (decrease) from
 capital share transactions     (31,601)     $(275,508)        1,519       $  11,130
                                ====================================================
INSTITUTIONAL SHARES:
Shares sold                      89,777      $ 786,599        22,451       $ 185,524
Shares issued from reinvested
 dividends                        6,479         56,611         1,761          14,433
Shares redeemed                 (40,658)      (356,852)       (9,818)        (81,773)
                                ----------------------------------------------------
Net increase from capital
 share transactions              55,598      $ 486,358        14,394       $ 118,184
                                ====================================================
ADVISER SHARES:
Shares sold                         163      $   1,439           138       $   1,126
Shares issued from reinvested
 dividends                            6             57             3              21
Shares redeemed*                    (39)          (348)         (107)           (842)
                                ----------------------------------------------------
Net increase from capital
 share transactions                 130      $   1,148            34       $     305
                                ====================================================
*Net of redemption fees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
------------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $10,922,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $691,000, $136,000, and $2,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.02%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,928,000, $727,000, and $10,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2013, the Fund reimbursed the Manager $62,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Adviser Shares to 1.20% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2013, the Adviser Shares incurred reimbursable expenses of $9,000, of which $4,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2013, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,522,000, $727,000, and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $16,000.

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2013, the Fund recorded a receivable for capital shares sold of $772,000 and a payable for capital shares redeemed of $500,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of July 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                              OWNERSHIP %
-----------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                    0.2
USAA Target Retirement Income Fund                                    0.6
USAA Target Retirement 2020 Fund                                      1.9
USAA Target Retirement 2030 Fund                                      2.6
USAA Target Retirement 2040 Fund                                      2.1
USAA Target Retirement 2050 Fund                                      0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2013, USAA and its affiliates owned 617,000 shares which represent 76.4% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                      NET REALIZED
                                                        COST TO        GAIN (LOSS)
      SELLER                   PURCHASER               PURCHASER        TO SELLER
---------------------------------------------------------------------------------
USAA High Income Fund      USAA Income Fund           $ 8,653,000     $  763,000
USAA High Income Fund      USAA Intermediate-Term
                            Bond Fund                   5,375,000        320,000
USAA High Income Fund      USAA Short-Term Bond Fund   40,455,000      8,586,000
USAA High Income Fund      USAA Flexible Income Fund      799,000         18,000
USAA High Income Fund      USAA Managed
                            Allocation Fund            47,601,000       (977,000)
USAA Intermediate-Term
 Bond Fund                 USAA High Income Fund        4,188,000       (200,000)
USAA Managed
 Allocation Fund           USAA High Income Fund       30,022,000      1,614,000

(9) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED JULY 31,
                                    ----------------------------------------------------------------------
                                          2013           2012           2011           2010           2009
                                    ----------------------------------------------------------------------
Net asset value at
  beginning of period               $     8.42     $     8.60     $     8.08     $     6.96       $   7.68
                                    ----------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    .55            .57            .60            .66            .62
  Net realized and
    unrealized gain (loss)                 .46           (.18)           .52           1.11           (.72)
                                    ----------------------------------------------------------------------
Total from investment operations          1.01            .39           1.12           1.77           (.10)
                                    ----------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.53)          (.57)          (.60)          (.65)          (.62)
  Realized capital gains                  (.11)             -              -              -              -
                                    ----------------------------------------------------------------------
Total distributions                       (.64)          (.57)          (.60)          (.65)          (.62)
                                    ----------------------------------------------------------------------
Net asset value at
  end of period                     $     8.79     $     8.42     $     8.60     $     8.08       $   6.96
                                    ======================================================================
Total return (%)*                        12.39           4.99          14.28          26.15(b)         .29
Net assets at end
  of period (000)                   $1,250,728     $1,464,070     $1,482,706     $1,139,425       $836,042
Ratios to average net assets:**
  Expenses (%)(c)                          .94            .95            .90            .92(b)         .99(a)
  Expenses, excluding
    reimbursements (%)(c)                  .94            .95              -            .92(b)        1.02
  Net investment income (%)               6.15           6.96           7.06           8.43           9.98
Portfolio turnover (%)                      47             52             54(d)          62(d)          46(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2013, average net assets were $1,286,031,000.

(a) Effective April 13, 2007, through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%.

(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                               PERIOD ENDED
                                                         YEAR ENDED JULY 31,                      JULY 31,
                                      --------------------------------------------------------------------
                                          2013            2012           2011          2010       2009***
                                      --------------------------------------------------------------------
Net asset value at
  beginning of period                 $   8.41        $   8.60       $   8.08       $  6.95       $  7.68
                                      -------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    .54             .58            .62           .68           .65(a)
  Net realized and unrealized
    gain (loss)                            .49            (.18)           .52          1.12          (.74)(a)
                                      -------------------------------------------------------------------
Total from investment operations          1.03             .40           1.14          1.80          (.09)(a)
                                      -------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.55)           (.59)          (.62)         (.67)         (.64)
  Realized capital gains                  (.11)              -              -             -             -
                                      -------------------------------------------------------------------
Total distributions                       (.66)           (.59)          (.62)         (.67)         (.64)
                                      -------------------------------------------------------------------
Net asset value at end of period      $   8.78        $   8.41       $   8.60       $  8.08       $  6.95
                                      ===================================================================
Total return (%)*                        12.63            5.09          14.57         26.68           .51
Net assets at end
  of period (000)                     $764,558        $264,540       $146,535       $95,618       $48,528
Ratios to average net assets:**
  Expenses (%)(c)                          .76             .76            .65(e)        .63(e)        .64(b),(e)
  Net investment income (%)               6.22            7.09           7.30          8.65         10.55(b)
Portfolio turnover (%)                      47              52             54(d)         62(d)         46(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2013, average net assets were $727,791,000.

*** Institutional Shares were initiated on August 1, 2008

(a) Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Reflects increased trading activity due to market volatility.

(e) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares' average net assets.

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             PERIOD ENDED
                                                   YEAR ENDED JULY 31,         JULY 31,
                                              -----------------------------------------
                                                2013                2012        2011***
                                              -----------------------------------------
Net asset value at beginning of period        $ 8.42              $ 8.60         $ 8.09
                                              -----------------------------------------
Income (loss) from investment operations:
  Net investment income                          .52                 .55            .55
  Net realized and unrealized gain (loss)        .47                (.19)           .54
                                              -----------------------------------------
Total from investment operations                 .99                 .36           1.09
                                              -----------------------------------------
Less distributions from:
  Net investment income                         (.51)               (.55)          (.58)
  Realized capital gains                        (.11)                  -              -
  Redemption fees                                .00(d)              .01              -
                                              -----------------------------------------
Total distributions                             (.62)               (.54)          (.58)
                                              -----------------------------------------
Net asset value at end of period              $ 8.79              $ 8.42         $ 8.60
                                              =========================================
Total return (%)*                              12.13                4.76          13.90
Net assets at end of period (000)             $7,108              $5,711         $5,533
Ratios to average net assets:**
  Expenses (%)(b)                               1.20                1.20           1.20(a)
  Expenses, excluding reimbursements (%)(b)     1.34                1.45           1.86(a)
  Net investment income (%)                     5.85                6.71           6.77(a)
Portfolio turnover (%)                            47                  52             54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2013, average net assets were $6,518,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Reflects increased trading activity due to market volatility.

(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

EXPENSE EXAMPLE

July 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2013, through July 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING              ENDING              DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2013 -
                                       FEBRUARY 1, 2013       JULY 31, 2013           JULY 31, 2013
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,029.80               $4.58

Hypothetical
 (5% return before expenses)                1,000.00              1,020.28                4.56

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,029.40                3.82

Hypothetical
 (5% return before expenses)                1,000.00              1,021.03                3.81

ADVISER SHARES
Actual                                      1,000.00              1,027.20                6.07

Hypothetical
 (5% return before expenses)                1,000.00              1,018.84                6.01

* Expenses are equal to the annualized expense ratio of 0.91% for Fund Shares, 0.76% for Institutional Shares, and 1.20% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.98% for Fund Shares, 2.94% for Institutional Shares, and 2.72% for Adviser Shares for the six-month period of February 1, 2013, through July 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best

================================================================================

                                                     ADVISORY AGREEMENT(S) |  67

================================================================================

execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager , including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of the Fund as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and below the median of its expense universe. The Board took into account the various services

================================================================================

68  | USAA HIGH INCOME FUND

================================================================================

provided to the Fund by the Manager and its affiliates. The Board also took into account management's discussion of the Fund's expenses. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2012, was in the top top 10% of its performance universe for the three-year period ended December 31, 2012, and was in the top 20% of its performance universe for the five-year period ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which

================================================================================

                                                     ADVISORY AGREEMENT(S) |  69

================================================================================

they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

70  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

72  | USAA HIGH INCOME FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors. LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

74  | USAA HIGH INCOME FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012); Vice President, New Life Investments, LLC (1986-1992). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

   (2) Member of Executive Committee

   (3) Member of Audit Committee

   (4) Member of Pricing and Investment Committee

   (5) Member of Corporate Governance Committee

   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Executive Director and General Counsel, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS and ICorp.

================================================================================

76  | USAA HIGH INCOME FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (04/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

78  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40052-0913                                (C)2013, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2013 and 2012 were $460,191 and $391,388, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended July 31, 2013 and 2012 were $27,750 and $0, other fees billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended July 31, 2013 and 2012 were $27,000 and $0, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2013 and 2012 were $442,000 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     09/20/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.